                                                       Registration No. 33-16999

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               ------------------



                         POST-EFFECTIVE AMENDMENT NO. 18

                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               ------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on September 27, 1999 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies


Approximate date of proposed offering: Continuously on and after September 27, 1999


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.


================================================================================

                                    1 of 133

                                      CROSS REFERENCE TO ITEMS REQUIRED
                                                BY FORM N-8B-2

N-8B-2 ITEM                                                                     CAPTION IN PROSPECTUS
 1.......................................................................Nationwide Life Insurance Company
                                                                         The Variable Account
 2.......................................................................Nationwide Life Insurance Company
 3.......................................................................Custodian of Assets
 4.......................................................................Distribution of The Policies
 5.......................................................................The Variable Account
 6.......................................................................Not Applicable
 7.......................................................................Not Applicable
 8.......................................................................Not Applicable
 9.......................................................................Legal Proceedings
10.......................................................................Information About The Policies; How
                                                                         The Cash Value Varies; Right to
                                                                         Exchange for a Fixed Benefit Policy;
                                                                         Reinstatement; Other Policy
                                                                         Provisions
11.......................................................................Investments of The Variable Account
12.......................................................................The Variable Account
13.......................................................................Policy Charges
                                                                         Reinstatement
14.......................................................................Underwriting and Issuance - Premium
                                                                         Payments
                                                                         Minimum Requirements for Issuance
                                                                         of a Policy
15.......................................................................Investments of the Variable Account;
                                                                         Premium Payments
16.......................................................................Underwriting and Issuance -
                                                                         Allocation of Cash Value
17.......................................................................Surrendering The Policy for Cash
18.......................................................................Reinvestment
19.......................................................................Not Applicable
20.......................................................................Not Applicable
21.......................................................................Policy Loans
22.......................................................................Not Applicable
23.......................................................................Not Applicable
24.......................................................................Not Applicable
25.......................................................................Nationwide Life Insurance Company
26.......................................................................Not Applicable
27.......................................................................Nationwide Life Insurance Company
28.......................................................................Company Management
29.......................................................................Company Management
30.......................................................................Not Applicable
31.......................................................................Not Applicable
32.......................................................................Not Applicable
33.......................................................................Not Applicable
34.......................................................................Not Applicable
35.......................................................................Nationwide Life Insurance Company
36.......................................................................Not Applicable
37.......................................................................Not Applicable
38.......................................................................Distribution of The Policies
39.......................................................................Distribution of The Policies

                                    2 of 133

N-8B-2 ITEM                                                                     CAPTION IN PROSPECTUS
40.......................................................................Not Applicable
41(a)....................................................................Distribution of The Policies
42.......................................................................Not Applicable
43.......................................................................Not Applicable
44.......................................................................How The Cash Value Varies
45.......................................................................Not Applicable
46.......................................................................How The Cash Value Varies
47.......................................................................Not Applicable
48.......................................................................Custodian of Assets
49.......................................................................Not Applicable
50.......................................................................Not Applicable
51.......................................................................Summary of The Policies; Information
                                                                         About The Policies
52.......................................................................Substitution of Securities
53.......................................................................Taxation of The Company
54.......................................................................Not Applicable
55.......................................................................Not Applicable
56.......................................................................Not Applicable
57.......................................................................Not Applicable
58.......................................................................Not Applicable
59.......................................................................Financial Statements

                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

            MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

        American Century Variable Portfolios, Inc. - American Century VP
                              Capital Appreciation
     Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II, Inc.
       Strong Variable Insurance Funds, Inc. - International Stock Fund II
              Warburg Pincus Trust - International Equity Portfolio
              Warburg Pincus Trust - Post-Venture Capital Portfolio

     CURRENT POLICIES ARE NOT AFFECTED BY THIS CHANGE.

3. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 43 THROUGH 50 OF YOUR PROSPECTUS IS AMENDED AS
     FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
             Issued by Nationwide Life Insurance Company through its
                        Nationwide VLI Separate Account-2

                   The date of this prospectus is May 1, 1999

--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

o    American Century VP Balanced
o    American Century VP Capital Appreciation
o    American Century VP Income & Growth
o    American Century VP International
o    American Century VP Value

DREYFUS
o    Dreyfus Stock Index Fund, Inc
o    The Dreyfus Socially Responsible Growth
     Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND
o    Capital Appreciation Portfolio
o    Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio
o    VIP Growth Portfolio
o    VIP High Income Portfolio*
o    VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Asset Manager Portfolio
o    VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
o    Emerging Markets Debt Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
o    Capital Appreciation Fund
o    Government Bond Fund
o    Money Market Fund
o    Total Return Fund
o    Nationwide Small Cap Value Fund
     (sub-adviser: The Dreyfus Corporation)
o    Nationwide Small Company Fund
     (sub-advisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Limited Maturity Bond Portfolio
o    AMT Growth Portfolio
o    AMT Guardian Portfolio
o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNTS FUNDS
o    Oppenheimer Bond Fund/VA
o    Oppenheimer Global Securities Fund/VA
o    Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth Fund)
o    Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)

STRONG VARIABLE INSURANCE FUNDS, INC.
o    Strong Discovery Fund II, Inc.
o    International Stock Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Bond Fund
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund

VAN KAMPEN LIFE INVESTMENT TRUST
o    Morgan Stanley Real Estate Securities Portfolio

WARBURG PINCUS TRUST
o    International Equity Portfolio
o    Post-Venture Capital Portfolio
o    Small Company Growth Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

In Texas the policies are titled, "Flexible Premium Variable Life Insurance Policies."

To obtain copies of any underlying mutual fund prospectus, please call:

                 1-800-547-7548
            TDD  1-800-238-3035
or write:

            NATIONWIDE LIFE INSURANCE COMPANY
            P.O. BOX 182150
            COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:
                              www.bestofamerica.com

THIS POLICY IS NOT:
     o    A BANK DEPOSIT;
     o    ENDORSED BY A BANK OR GOVERNMENT AGENCY;
     o    FEDERALLY INSURED; OR
     o    AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are variable life insurance policies. They provide life insurance coverage on the insured named in the policy. For policies offered in New York under a group contract, references throughout this prospectus to "policy(ies) will mean "certificate(s)" and references to "policy owner(s)" will mean "certificate owner(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account -2 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

Nationwide guarantees the death benefit will never be less than the specified amount stated on the policy data page for as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

It may be disadvantageous for policy owners to:

     o replace existing insurance policies with the policy described in this prospectus;

     o purchase a policy to obtain additional insurance protection if another variable life insurance policy is owned; or

     o take policy loans or withdrawals from the policy prior to attaining age 59 1/2 (see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE - Nationwide Life Insurance Company.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account -2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS.....................3

SUMMARY OF POLICY EXPENSES....................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........7

SYNOPSIS OF THE POLICIES.....................10

NATIONWIDE LIFE INSURANCE COMPANY............10

NATIONWIDE ADVISORY SERVICES, INC............10

INVESTING IN THE POLICY......................11
    The Variable Account and Underlying Mutual Funds
    Changes of Investment Policy
    Substitution of Securities
    Voting Rights
    Material Conflicts
    The Fixed Account

INFORMATION ABOUT THE POLICIES...............13
    Minimum Requirements for Policy Issuance
    Premium Payments
    Pricing

POLICY CHARGES...............................14
    Monthly Cost of Insurance
    Annual Administrative Charge
    Surrender Charges
    Mortality and Expense Risk Charge
    Administrative Expense Charge
    Premium Expense Charge
    Income Tax

SURRENDERING THE POLICY FOR CASH.............16
    Surrender (Redemption)
    Cash Surrender Value
    Partial Surrenders
    Reduction of the Specified Amount
    Income Tax Withholding

VARIATION IN CASH VALUE......................17
    Error in Age or Sex

POLICY PROVISIONS............................17
    Policy Owner
    Beneficiary
    Changes in Existing Insurance Coverage

OPERATION OF THE POLICY......................18
    Allocation of Net Premium and Cash Value
    How the Investment Experience is Determined
    Net Investment Factor
    Determining the Cash Value
    Transfers

RIGHT TO REVOKE..............................20

POLICY LOANS.................................21
    Taking a Policy Loan
    Effect on Investment Performance
    Interest
    Effect on Death Benefit and Cash Value
    Repayment

ASSIGNMENT...................................22

POLICY OWNER SERVICES........................22
    Dollar Cost Averaging

DEATH BENEFIT INFORMATION....................22
    Calculations of the Death Benefit
    Changes in the Death Benefit
    Proceeds Payable on Death
    Incontestability
    Suicide
    Maturity Proceeds

EXCHANGE RIGHTS..............................24

GRACE PERIOD.................................25
    Reinstatement

TAX MATTERS..................................25
    Policy Proceeds
    Withholding
    Federal Estate and Generation-Skipping
        Transfers Taxes
    Non-Resident Aliens
    Taxation of Nationwide
    Tax Changes

LEGAL CONSIDERATIONS.........................28

YEAR 2000 COMPLIANCE ISSUES..................29

STATE REGULATION.............................30

REPORTS TO POLICY OWNERS.....................30

ADVERTISING..................................30

LEGAL PROCEEDINGS............................30

EXPERTS......................................32

REGISTRATION STATEMENTS......................32

LEGAL OPINIONS...............................32

DISTRIBUTION OF THE POLICIES.................32

ADDITIONAL INFORMATION ABOUT NATIONWIDE......35

APPENDIX A: OBJECTIVES FOR UNDERLYING
   MUTUAL FUNDS..............................43

APPENDIX B: ILLUSTRATIONS OF WHEN
   ADDITIONAL PREMIUM PAYMENTS ARE
   PERMITTED.................................51

APPENDIX C: ILLUSTRATIONS OF CASH VALUES
   CASH SURRENDER VALUES, AND
   DEATH BENEFITS............................52

APPENDIX D: PERFORMANCE SUMMARY
   INFORMATION...............................64

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming mortality and expense risks.

No deductions are made from premium payments - 100% of each premium payment is applied to cash value.

Nationwide deducts the following charges from the cash value of the policy:

     o    monthly cost of insurance
     o    annual administrative charge(1)
     o    surrender charges(2).

(1) The amount of annual administrative charge is determined by the amount of total net premium payments (see "Annual Administrative Charge"). The current guaranteed maximum charges are:

     o    $135 ($120 in New York) for premiums of $10,000 but less than $25,000;
          and
     o    $75 for net premiums of $25,000+.

(2) Surrender charges will not exceed 8.5% of the total premiums paid (see "Surrender Charges").

Nationwide deducts the following charges from the assets of the variable account:

     o    mortality and expense risk charge(3)
     o    administrative expense charge(4)
     o    premium expense charge(5).

Annually, these charges are equal to:

----------------------------------------------
                            POLICY     POLICY
                            YEARS      YEARS
----------------------------------------------
                             1-10        11+
----------------------------------------------
   CURRENT                   1.30%      1.00%
----------------------------------------------
   GUARANTEED MAXIMUM        1.60%      1.30%
----------------------------------------------

(3) The mortality and expense risk charge is charged daily and is equal to an annual effective rate of 0.75%. It is guaranteed not to exceed 0.90% (see "Mortality and Expense Risk Charge").

(4) The administrative expense charge is charged daily and is equal to an annual effective rate of 0.25% . It is guaranteed not to exceed 0.40% (see "Administrative Expense Charge").

(5) The monthly premium expense charge is deducted during the first ten policy years and is equivalent to an annual effective rate of 0.30% (see "Premium Expense Charge").

For more information about any policy charge, see "Policy Charge" in this prospectus.

                                UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, after expense reimbursement)

------------------------------------------------------------------------------------------------------
                                       MANAGEMENT         OTHER         12b-1         TOTAL MUTUAL
                                          FEES           EXPENSES        FEES         FUND EXPENSES
------------------------------------------------------------------------------------------------------
American Century Variable                 0.97%            0.00%         0.00%            0.97%
Portfolios, Inc.- American
Century VP Balanced
------------------------------------------------------------------------------------------------------
American Century Variable                 1.00%            0.00%         0.00%            1.00%
Portfolios, Inc.- American
Century VP Capital Appreciation
------------------------------------------------------------------------------------------------------
American Century Variable                 0.70%            0.00%         0.00%            0.70%
Portfolios, Inc.- American
Century VP Income & Growth
------------------------------------------------------------------------------------------------------
American Century Variable                 1.47%            0.00%         0.00%            1.47%
Portfolios, Inc.- American
Century VP International
------------------------------------------------------------------------------------------------------
American Century Variable                 1.00%            0.00%         0.00%            1.00%
Portfolios, Inc.- American
Century VP Value
------------------------------------------------------------------------------------------------------
The Dreyfus Socially                      0.75%            0.05%         0.00%            0.80%
Responsible Growth Fund, Inc.
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.            0.25%            0.01%         0.00%            0.26%
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               0.75%            0.05%         0.00%            0.80%
Fund- Capital Appreciation
Portfolio
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               0.75%            0.03%         0.00%            0.78%
Fund- Growth & Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                0.49%            0.08%         0.00%            0.57%
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio             0.59%            0.07%         0.00%            0.66%
------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                  0.58%            0.12%         0.00%            0.70%
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio           0.74%            0.15%         0.00%            0.89%
------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager             0.54%            0.09%         0.00%            0.63%
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                0.59%            0.07%         0.00%            0.66%
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP II Growth                    0.59%            0.11%         0.00%            0.70%
Opportunities Portfolio
------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter                0.27%            1.25%         0.00%            1.52%
Universal Funds, Inc.- Emerging
Markets Debt Portfolio
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-                     0.83%            0.09%         0.00%            0.92%
Growth Portfolio
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-                     0.85%            0.15%         0.00%            1.00%
Guardian Portfolio
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-                     0.65%            0.11%         0.00%            0.76%
Limited Maturity Bond Portfolio
------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-                     0.78%            0.06%         0.00%            0.84%
Partners Portfolio
------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund           0.60%            0.07%         0.00%            0.67%
------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                0.50%            0.07%         0.00%            0.57%
------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                   0.40%            0.06%         0.00%            0.46%
------------------------------------------------------------------------------------------------------

                          UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)

------------------------------------------------------------------------------------------------------
                                       MANAGEMENT         OTHER         12b-1         TOTAL MUTUAL
                                          FEES           EXPENSES        FEES         FUND EXPENSES
------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap                0.90%            0.15%         0.00%            1.05%
Value Fund
------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small                    1.00%            0.07%         0.00%            1.07%
Company Fund
------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                   0.59%            0.06%         0.00%            0.65%
------------------------------------------------------------------------------------------------------
Oppenheimer VAF-                          0.72%            0.02%         0.00%            0.74%
Oppenheimer Bond Fund/VA
------------------------------------------------------------------------------------------------------
Oppenheimer VAF-                          0.68%            0.06%         0.00%            0.74%
Oppenheimer Global Securities
Fund/VA
------------------------------------------------------------------------------------------------------
Oppenheimer Capital                       0.72%            0.03%         0.00%            0.75%
Appreciation Fund/VA (formerly
- Oppenheimer Growth Fund)
------------------------------------------------------------------------------------------------------
Oppenheimer VAF-                          0.72%            0.04%         0.00%            0.76%
Oppenheimer Multiple Strategies
Fund/VA
------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.          1.00%            0.16%         0.00%            1.16%
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,          1.00%            0.18%         0.00%            1.18%
Inc. - Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,          1.00%            0.62%         0.00%            1.62%
Inc. - International Stock Fund II
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               1.00%            0.15%         0.00%            1.15%
Trust- Worldwide Bond Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               1.00%            0.50%         0.00%            1.50%
Trust- Worldwide Emerging
Markets Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               1.00%            0.16%         0.00%            1.16%
Trust- Worldwide Hard Assets
Fund
------------------------------------------------------------------------------------------------------
Van Kampen Life Investment                1.20%            0.00%         0.00%            1.20%
Trust -
Morgan Stanley Real Estate
Securities Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-                     1.00%            0.33%         0.00%            1.33%
International Equity Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-                1.08%            0.32%         0.00%            1.40%
Venture Capital Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Small               0.90%            0.24%         0.00%            1.14%
Company Growth Portfolio
------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------------------------------------------------------------------------------
                                                 Management           Other              12b-1          Total Underlying
                                                    Fees             Expenses             Fees        Mutual Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                0.49%              0.09%              0.00%              0.58%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                       0.59%              0.09%              0.00%              0.68%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                     0.74%              0.17%              0.00%              0.91%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                 Management           Other              12b-1          Total Underlying
                                                    Fees             Expenses             Fees        Mutual Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio             0.54%              0.10%              0.00%              0.64%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                0.59%              0.11%              0.00%              0.70%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities               0.59%              0.12%              0.00%              0.71%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal                0.80%              1.25%              0.00%              2.05%
Funds, Inc. - Emerging Markets Debt
Portfolio
---------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap Value Fund              0.90%              0.43%              0.00%              1.33%
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                 1.00%              0.20%              0.00%              1.20%
Worldwide Hard Assets Fund
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                 1.00%              0.61%              0.00%              1.61%
Worldwide Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80.

Additional premium payments of $1,000 are permitted any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include the:

o    Maturity Extension Endorsement; and
o    Accelerated Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc., (NAS) Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account- 2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     1. shares of a current underlying mutual fund option are no longer available for investment; or

     2. further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage on the insured. Minimum requirements for policy issuance include:

     o    the insured must be age 80 or younger;

     o Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     o minimum initial premium of $10,000 for issue ages 75 and younger, and $50,000 for issue ages 76 through 80.

Premium Payments

Each premium payment must be at least $10,000 for issue ages 75 and younger or $50,000 for issue ages 76-80. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

The specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

     o    Additional premium payments must be $1,000 (except in Virginia).

     o Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

     o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o    New Year's Day                     o    Memorial Day
o    Martin Luther King, Jr.  Day       o    Labor Day
o    Presidents' Day                    o    Thanksgiving
o    Good Friday                        o    Christmas
o    Independence Day

Nationwide also will not price premium payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

          3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

POLICY CHARGES

No deduction is made from premium payments - 100% of each premium payment is applied to the cash value.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

Current cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO.

These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980
CSO).

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

ANNUAL ADMINISTRATIVE CHARGE

Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. It is charged proportionately to the cash values in each sub-account and the fixed account. The annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders):

---------------------------------------------------------
                                           GUARANTEED
                   CURRENT                  MAXIMUM
  TOTAL NET     ADMINISTRATIVE           ADMINISTRATIVE
   PREMIUMS        CHARGE                    CHARGE
---------------------------------------------------------
$10,000 but          $90*                     $135*
less than
$25,000
---------------------------------------------------------
$25,000              $50                       $75
---------------------------------------------------------

* For policies issued in New York, the current charge is $65 and the guaranteed maximum is $120.

SURRENDER CHARGES

Nationwide incurs certain expenses related to the sale of the policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. Nationwide deducts a surrender charge to cover these expenses. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the mortality and expense risk charge.

The initial premium payment and any subsequent premium payment resulting in an increased net amount at risk will incur surrender charges upon surrender. The charge is less than or equal to 8.5% of that premium payment, as set forth in the following chart:

-----------------------------------------------------------
     COMPLETED                CHARGES ON SURRENDER AS A
 YEAR(S) SINCE THE            PERCENTAGE OF THE PAYMENT
      PAYMENT
-----------------------------------------------------------
         0                              8.5%
-----------------------------------------------------------
         1                              8.5%
-----------------------------------------------------------
         2                              8.0%
-----------------------------------------------------------
         3                              8.0%
-----------------------------------------------------------
         4                              7.5%
-----------------------------------------------------------
         5                              7.0%
-----------------------------------------------------------
         6                              6.0%
-----------------------------------------------------------
         7                              5.0%
-----------------------------------------------------------
         8                              4.0%
-----------------------------------------------------------
         9                              0.0%
-----------------------------------------------------------

Surrender charges apply for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences.

The surrender charge deducted upon surrender will never exceed 8.5% of the total premiums paid. Surrender charges may be eliminated for policies are issued to an officer, director, former director, partner, employee, or retired employee of Nationwide; or an employee of Nationwide Advisory Services, Inc. (NAS) the general distributor, or an employee of an affiliate of Nationwide or NAS; or, a duly appointed representative of Nationwide who receives no commission as a result of the purchase.

Surrender charges are eliminated only when Nationwide does not incur sales or administrative expenses normally incurred on the sale of a policy. In no event will reduction of the surrender charge be permitted if a reduction would be unfairly discriminatory to any person.

Nationwide deducts the following charges from the assets of the variable account:

     o    mortality and expense risk charge;
     o    administrative expense charge; and
     o    premium tax charge.

Annually, these charges are equal to:

------------------------------------------------
                       POLICY        POLICY
                       YEARS         YEARS
------------------------------------------------
                        1-10           11+
------------------------------------------------
    CURRENT             1.30%         1.00%
------------------------------------------------
   GUARANTEED MAXIMUM   1.60%         1.30%
------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks in guaranteering mortality and expense risk charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the morality and expense risk charge from the variable account on a daily basis. It is charged proportionally to the assets in the sub-accounts. This charge is equivalent to an annual effective rate of 0.75% of the average net assets of the variable account. This charge is guaranteed not to exceed 0.90%. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

ADMINISTRATIVE EXPENSE CHARGE

Nationwide deducts a daily administrative expense charge from the assets of the sub-accounts. This charge reimburses Nationwide for certain actual expenses related to issuance and maintenance of the policies including underwriting, record keeping, accounting and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently this charge is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

PREMIUM EXPENSE CHARGE

Nationwide pays any state premium taxes attributable to a particular policy when incurred by Nationwide. Nationwide expects to pay an average state premium tax rate of approximately 2.50% of premiums for all states, although tax rates generally can range from 0% to 4%.

During the first ten policy years Nationwide deducts a daily charge equivalent to an annual effective rate of 0.30% of the assets of the variable account, and 0% thereafter. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account. The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1) the minimum partial surrender in any policy year is limited to 10% of total premium payments;

     2) after a partial surrender, the cash surrender value is greater than $10,000; and

     3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrenders are first deducted from the values in the sub-accounts, then from the fixed account if there are insufficient amounts in the sub-accounts.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

REDUCTION OF THE SPECIFIED AMOUNT

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced, (except in the case of a preferred partial surrender.) The reduction to the specified amount will be made in the following order:

     (1)  against the most recent increase in the specified amount;

     (2) against the next most recent increases in the specified amount in succession; and

     (3)  against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted to reflect the correct age and sex.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;

     4. the rate class, rate class multiple, and rate type for the increase must be identical to those on the policy date; and

     5. Nationwide reserves the right to limit the number of increases to one per policy year.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application.

The specified amount cannot be decreased if the decrease would result in the policy failing to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT-Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is:

     (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge, administration expense charge and premium tax charge. This factor is equal to an annual rate of 1.30% of the daily net assets of the variable account for the first ten policy years and 1.00% thereafter.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge, administrative expense charge and premium tax charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

o Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

o Transfers made to the fixed account may not be made in the first policy year.

o Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account.

o Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     o submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     o submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners. RIGHT TO REVOKE A policy owner may cancel the policy by returning it by the latest of:

     o    10 days after receiving the policy;

     o    45 days after signing the application; or

     o    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of the cash surrender value, less interest due on the next policy anniversary. After the first year, maximum policy indebtedness is limited to 90% of the cash surrender value, less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $1,000 ($500 in New York and $200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.0%. Nationwide guarantees the rate will never be lower than 4%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in New York and Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Policy owners may participate in this program if their policy value is at least $15,000. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; Neuberger Berman AMT - Limited Maturity Bond Portfolio; and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

The policy owner may choose one of two death benefit options.

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. The amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with investment performance

The "Applicable Percentage" for the Guideline Premium/Cash Value Corridor Test is set forth in the Table below:

The term "applicable percentage" means:

1. 250% when the insured is attained age 40 or less at the beginning of a policy year; and

2. when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same amount under Option 2.

                                APPLICABLE PERCENTAGE OF CASH VALUE TABLE

---------------------------------------------------------------------------------------------------------
ATTAINED           PERCENTAGE OF       ATTAINED       PERCENTAGE OF       ATTAINED      PERCENTAGE OF
  AGE               CASH VALUE           AGE            CASH VALUE          AGE           CASH VALUE
---------------------------------------------------------------------------------------------------------
  0-40                 250%               60               130%              80              105%
---------------------------------------------------------------------------------------------------------
   41                  243%               61               128%              81              105%
---------------------------------------------------------------------------------------------------------
   42                  236%               62               126%              82              105%
---------------------------------------------------------------------------------------------------------
   43                  229%               63               124%              83              105%
---------------------------------------------------------------------------------------------------------
   44                  222%               64               122%              84              105%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
   45                  215%               65               120%              85              105%
---------------------------------------------------------------------------------------------------------
   46                  209%               66               119%              86              105%
---------------------------------------------------------------------------------------------------------
   47                  203%               67               118%              87              105%
---------------------------------------------------------------------------------------------------------
   48                  197%               68               117%              88              105%
---------------------------------------------------------------------------------------------------------
   49                  191%               69               116%              89              105%
---------------------------------------------------------------------------------------------------------
   50                  185%               70               115%              90              105%
---------------------------------------------------------------------------------------------------------
   51                  178%               71               113%              91              104%
---------------------------------------------------------------------------------------------------------
   52                  171%               72               111%              92              103%
---------------------------------------------------------------------------------------------------------
   53                  164%               73               109%              93              102%
---------------------------------------------------------------------------------------------------------
   54                  157%               74               107%              94              101%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
   55                  150%               75               105%              95              100%
---------------------------------------------------------------------------------------------------------
   56                  146%               76               105%
---------------------------------------------------------------------------------------------------------
   57                  142%               77               105%
---------------------------------------------------------------------------------------------------------
   58                  138%               78               105%
---------------------------------------------------------------------------------------------------------
   59                  134%               79               105%
---------------------------------------------------------------------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on representations in any written application after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any unpaid loan. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a modified single premium life insurance policy offered by Nationwide on the policy date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges that were due and upaid during the grace period if the policy terminated in the fourth or later policy year;

     4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed.

Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

Even though exchanges under Section 1035 of the Internal Revenue Code qualify as material changes, certain exchange of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses have no affect on the assets of the variable account and are not charged through to the policy owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Company). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Company). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At the hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs'petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by Dietrich, Reynolds & Koogler, LLP One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"). NAS is a wholly owned subsidiary of Nationwide and a member of the NASD. NAS was organized as an Ohio corporation on April 8, 1965.

NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

o    Nationwide Multi-Flex Variable Account
o    Nationwide DCVA-II
o    Nationwide Variable Account-II
o    Nationwide VLI Separate Account-3
o    Nationwide VLI Separate Account-4
o    Nationwide VLI Separate Account-5
o    Nationwide Variable Account
o    Nationwide Variable Account-5
o    Nationwide Variable Account-6
o    Nationwide Variable Account-9
o    Nationwide Variable Account-10
o    Nationwide VA Separate Account-A
o    Nationwide VA Separate Account-B
o    Nationwide VA Separate Account-C
o    Nationwide VL Separate Account-A
o    Nationwide VL Separate Account-B
o    Nationwide VL Separate Account-C
o    Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

o    Nationwide Mutual Funds;
o    Nationwide Separate Account Trust; and
o    Nationwide Asset Allocation Trust.

Gross commissions paid by Nationwide on the sale of these policies plus fees for marketing service provided by the general distributor are not more than 7.50% of the premiums paid.

No underwriting commissions have been paid by Nationwide to NAS.

NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS

NAME AND                                         POSITIONS AND OFFICES
BUSINESS ADDRESS                                    WITH UNDERWRITER
Joseph J. Gasper                                President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                     Chairman and
One Nationwide Plaza                      Chief Executive Officer and Director
Columbus, OH  43215

Robert A. Oakley                            Executive Vice President - Chief
One Nationwide Plaza                         Financial Officer and Director
Columbus, OH  43215

Paul J. Hondros                                          Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                          Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                     Executive Vice President - Chief
One Nationwide Plaza                        Investment Officer and Director
Columbus, OH 43215

Edwin P. Mc Causland, Jr.                 Senior Vice President - Fixed Income
One Nationwide Plaza                                    Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                          Vice President - Investments
Columbus, OH  43215

Dennis W. Click                               Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee
One Nationwide Plaza                                 Vice President
Columbus, OH  43215

James F. Laird, Jr.                           Vice President and General
One Nationwide Plaza                                     Manager
Columbus, OH  43215

Joseph P. Rath                            Vice President - Office of Product and
One Nationwide Plaza                                Market Compliance
Columbus, OH 43215

Alan A. Todryk                                 Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215

Christopher A. Cray                                    Treasurer
One Nationwide Plaza
Columbus, OH 43215

NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS (CONTINUED)

NAME AND                                         POSITIONS AND OFFICES
BUSINESS ADDRESS                                    WITH UNDERWRITER
Elizabeth A. Davin                                Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                 Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                 Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate investment account each of which is a registered investment company:

o    Nationwide Variable Account,
o    Nationwide Variable Account-II,
o    Nationwide Variable Account-3,
o    Nationwide Variable Account-4,
o    Nationwide Variable Account-5,
o    Nationwide Variable Account-6,
o    Nationwide Fidelity Advisor Variable Account,
o    Nationwide Variable Account-9,
o    Nationwide Variable Account-10,
o    MFS Variable Account,
o    Nationwide Multi-Flex Variable Account,
o    Nationwide VLI Separate Account,
o    Nationwide VLI Separate Account-2,
o    Nationwide VLI Separate Account-3,
o    Nationwide VLI Separate Account-4,
o    Nationwide VLI Separate Account-5,
o    NACo Variable Account,
o    Nationwide DC Variable Account and the
o    Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise Nationwide. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance

Company is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of Nationwide. Messrs. McFerson, Gasper, Woodward, and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with Nationwide.

DIRECTORS OF NATIONWIDE

DIRECTORS OF THE DEPOSITOR NAME AND     POSITIONS AND OFFICES
    PRINCIPAL BUSINESS ADDRESS             WITH DEPOSITOR                       PRINCIPAL OCCUPATION
Lewis J. Alphin                                Director          Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365
-----------------------------------------------------------------------------------------------------------------
A. I. Bell                                     Director          Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
-----------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                               Director          Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
-----------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                 Director          Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                  Farms, Inc. (1)
Clarks Summit, PA 18411
-----------------------------------------------------------------------------------------------------------------
Willard J. Engel                               Director          Retired General Manager, Lyon County
301 East Marshall Street                                         Co-operative Oil Company (1)
Marshall, MN 44691
-----------------------------------------------------------------------------------------------------------------
Fred C. Finney                                 Director          Owner and Operator, Moreland Fruit Farm;
1558 West Moreland Road                                          Operator, Melrose Orchard (1)
Wooster, OH 44691
-----------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                       President and Chief       President and Chief Operating Officer,
One Nationwide Plaza                   Operating Officer and     Nationwide Life Insurance Company and
Columbus, OH 43215                     Director                  Nationwide Life Insurance Company (2)
-----------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                      Chairman and Chief        Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                   Executive Officer and
Columbus, OH 43215                     Director
-----------------------------------------------------------------------------------------------------------------
David O. Miller                        Chairman of the Board     President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                      and Director              Enterprises (1)
Hebron, OH 43025
-----------------------------------------------------------------------------------------------------------------
Yvonne L. Montgomery                           Director          Senior Vice President-General Manager
Suite 1600                                                       Southern Customer Operations for U.S.
2859 Paces Ferry Road                                            Customer Operations, Xerox Corporation (2)
Atlanta, GA 30339
-----------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                 Director          Executive Director
2769 Church Street                                               Federation of Southern Cooperatives/Land
East Point, Ga 30344                                             Assistance Fund
-----------------------------------------------------------------------------------------------------------------
James F. Patterson                             Director          Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                               Patterson Farms, Inc. (1)
Chesterland, OH 44026
-----------------------------------------------------------------------------------------------------------------
Arden L. Shisler                               Director          President and Chief Executive Officer, K&B
1356 North Wenger Road                                           Transport, Inc. (1)
Dalton, OH 44618
-----------------------------------------------------------------------------------------------------------------
Robert L. Stewart                              Director          Owner and Operator Sunnydale Farms and
88740 Fairview Road                                              Mining (1)
Jewett, OH 43986
-----------------------------------------------------------------------------------------------------------------
Nancy C. Thomas                                Director          Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
-----------------------------------------------------------------------------------------------------------------

     (1)  Principal occupation for last 5 years.
     (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of Nationwide, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance

Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Nationwide Mutual Funds, a registered investment company. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE

--------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS           OFFICES OF THE DEPOSITOR
--------------------------------------------------------------------------------------------------------
Dennis W. Click                               Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Robert A. Oakley                              Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                       Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
James E. Brock                                Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                             Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Phillip C. Gath                               Senior Vice President and Chief Actuary - Nationwide
One Nationwide Plaza                          Financial Services
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Richard D. Headley                            Senior Vice President - Chief Information Technology
One Nationwide Plaza                          Officer
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Donna A. James                                Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Richard A. Karas                              Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Doublas C. Robinette                          Senior Vice President - Marketing and Product
One Nationwide Plaza                          Management
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Susan A. Wolken                               Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS OF NATIONWIDE (CONTINUED)

--------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS           OFFICES OF THE DEPOSITOR
--------------------------------------------------------------------------------------------------------
Bruce C. Barnes                               Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
David A. Diamond                              Vice President - Enterprise Controller of Nationwide
One Nationwide Plaza                          Financial Services
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Matthew S. Easley                             Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
R. Dennis Noice                               Vice President Systems - Nationwide Financial Services
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Joseph P. Rath                                Vice President - Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------
Mark R. Thresher                              Vice President - Finance and Treasurer
One Nationwide Plaza
Columbus, OH 43215
--------------------------------------------------------------------------------------------------------

JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within

Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President - Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held

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several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

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APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. (formerly "TCI Portfolios, Inc.") was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American CenturySM Family of Investments, American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

o    AMERICAN CENTURY VP BALANCED
Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

o    AMERICAN CENTURY VP CAPITAL APPRECIATION
Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

American Century VP Income & Growth
Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

o    AMERICAN CENTURY VP INTERNATIONAL
Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of

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common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

o    AMERICAN CENTURY VP VALUE
Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio. Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Mellon Equity Associates serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund. Investment
Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

o    CAPITAL APPRECIATION PORTFOLIO
Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

o    GROWTH AND INCOME PORTFOLIO
Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common

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stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is VIP's manager.

o    VIP EQUITY-INCOME PORTFOLIO
Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

o    VIP GROWTH PORTFOLIO
Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

o    VIP HIGH INCOME PORTFOLIO
Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

- at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

- up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

o    VIP OVERSEAS PORTFOLIO
Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio

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provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II.

o    VIP II ASSET MANAGER PORTFOLIO
Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

o    VIP II CONTRAFUND PORTFOLIO
Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
VIP III is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's name was changed from Fidelity Advisor Annuity Fund to Variable Insurance Products Fund III on December 30, 1996. VIP III shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management & Research Company ("FMR") is the manager of VIP III.

o    VIP III GROWTH OPPORTUNITIES PORTFOLIO
Investment Objective: To provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is an open-end management investment company, or mutual fund. At present it offers 17 separate investment portfolios, each with a distinct investment objective.

o    EMERGING MARKETS DEBT PORTFOLIO
Investment Objective: The Portfolio seeks high total return by investing primarily in dollar- and non-dollar denominated Fixed Income Securities of government and private-sector issuers located in emerging market countries, in order to provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the six separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

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o    NSAT - CAPITAL APPRECIATION FUND
Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

o    NSAT - GOVERNMENT BOND FUND
Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

o    NSAT - MONEY MARKET FUND
Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

o    NSAT-NATIONWIDE SMALL CAP VALUE FUND
Subadviser: The Dreyfus Corporation
Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by Dreyfus, the Fund's subadviser.

o    NSAT-NATIONWIDE SMALL COMPANY FUND
Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. NAS, the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are Dreyfus, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

o    NSAT - TOTAL RETURN FUND
Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger Berman Management Incorporated.

o    AMT GROWTH PORTFOLIO
Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

o    AMT GUARDIAN PORTFOLIO
Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

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o    AMT LIMITED MATURITY BOND PORTFOLIO
Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

o    AMT PARTNERS PORTFOLIO
Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts.
OppenheimerFunds, Inc. is the Funds' investment advisor.

o    OPPENHEIMER BOND FUND/VA
Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

o    OPPENHEIMER GLOBAL SECURITIES FUND/VA
Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective.
These securities may be considered to be speculative.

o OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY OPPENHEIMER GROWTH FUND) Investment Objective: The Fund seeks to achieve capital appreciation by investing in securities of well-known established companies. In seeking its objective of capital appreciation, the Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

o    OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in

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Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a Mutual Fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

o    DISCOVERY FUND II, INC.
Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

o    INTERNATIONAL STOCK FUND II
Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

o    WORLDWIDE BOND FUND
Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

o    WORLDWIDE EMERGING MARKETS FUND
Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

o    WORLDWIDE HARD ASSETS FUND
Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, asuch as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

o    MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company

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that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST
The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Asset Management, Inc. ("Warburg").

o    INTERNATIONAL EQUITY PORTFOLIO
Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

o    POST-VENTURE CAPITAL PORTFOLIO
Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as a part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

o    SMALL COMPANY GROWTH PORTFOLIO
Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

APPENDIX B: ILLUSTRATIONS OF WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED

EXAMPLE 1: A male non-tobacco, age 35, purchases a policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

EXAMPLE 2: A male non-tobacco, age 55, purchases a policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option. The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all mutual fund options available under the policy as of March 13, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.20, 3.80% and 9.80%, respectively, in policy years one through ten, and -1.90%, 4.10% and 10.10% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.50%, 3.50% and 9.50%, respectively, in policy years one through ten, and -2.20%, 3.80% and 9.80% thereafter.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                                          $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                              NEW YORK
                                                           CURRENT VALUES

                                   0% HYPOTHETICAL                   6% HYPOTHETICAL                       12% HYPOTHETICAL
                               GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN                GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                 CASH                               CASH                                   CASH
  POLICY       INTEREST       CASH      SURR       DEATH         CASH      SURR       DEATH           CASH        SURR       DEATH
    YEAR          AT 5%      VALUE     VALUE     BENEFIT        VALUE     VALUE     BENEFIT          VALUE       VALUE     BENEFIT
       1         10,500      9,648     8,798      43,190       10,231     9,381      43,190         10,815       9,965      43,190
       2         11,025      9,227     8,377      43,190       10,394     9,544      43,190         11,630      10,780      43,190
       3         11,576      8,803     8,003      43,190       10,553     9,753      43,190         12,516      11,716      43,190
       4         12,155      8,372     7,572      43,190       10,705     9,905      43,190         13,480      12,680      43,190
       5         12,763      7,935     7,185      43,190       10,851    10,101      43,190         14,529      13,779      43,190
       6         13,401      7,489     6,789      43,190       10,988    10,288      43,190         15,671      14,971      43,190
       7         14,071      7,032     6,432      43,190       11,113    10,513      43,190         16,916      16,316      43,190
       8         14,775      6,560     6,060      43,190       11,225    10,725      43,190         18,272      17,772      43,190
       9         15,513      6,069     5,669      43,190       11,319    10,919      43,190         19,751      19,351      43,190
      10         16,289      5,557     5,557      43,190       11,392    11,392      43,190         21,366      21,366      43,190
      11         17,103      5,035     5,035      43,190       11,475    11,475      43,190         23,201      23,201      43,190
      12         17,959      4,490     4,490      43,190       11,538    11,538      43,190         25,222      25,222      43,190
      13         18,856      3,919     3,919      43,190       11,580    11,580      43,190         27,452      27,452      43,190
      14         19,799      3,321     3,321      43,190       11,596    11,596      43,190         29,917      29,917      43,190
      15         20,789      2,690     2,690      43,190       11,584    11,584      43,190         32,646      32,646      43,746
      16         21,829      2,023     2,023      43,190       11,539    11,539      43,190         35,659      35,659      46,357
      17         22,920      1,314     1,314      43,190       11,456    11,456      43,190         38,958      38,958      49,866
      18         24,066        557       557      43,190       11,329    11,329      43,190         42,567      42,567      53,634
      19         25,270          0         0           0       11,150    11,150      43,190         46,516      46,516      57,680
      20         26,533          0         0           0       10,912    10,912      43,190         50,841      50,841      62,026
      21         27,860          0         0           0       10,609    10,609      43,190         55,577      55,577      66,693
      22         29,253          0         0           0       10,207    10,207      43,190         60,747      60,747      72,289
      23         30,715          0         0           0        9,693     9,693      43,190         66,389      66,389      78,339
      24         32,251          0         0           0        9,046     9,046      43,190         72,545      72,545      84,878
      25         33,864          0         0           0        8,243     8,243      43,190         79,262      79,262      91,944
      26         35,557          0         0           0        7,251     7,251      43,190         86,588      86,588      99,576
      27         37,335          0         0           0        6,029     6,029      43,190         94,613      94,613     106,912
      28         39,201          0         0           0        4,521     4,521      43,190        103,414     103,414     114,790
      29         41,161          0         0           0        2,661     2,661      43,190        113,085     113,085     123,263
      30         43,219          0         0           0          370       370      43,190        123,736     123,736     132,398

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                              NEW YORK
                                                          GUARANTEED VALUES

                                 0% HYPOTHETICAL                    6% HYPOTHETICAL                      12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                CASH                              CASH                                  CASH
  POLICY       INTEREST       CASH     SURR      DEATH         CASH      SURR       DEATH           CASH       SURR       DEATH
    YEAR          AT 5%      VALUE    VALUE    BENEFIT        VALUE     VALUE     BENEFIT          VALUE      VALUE     BENEFIT
       1         10,500      9,607    8,757     43,190       10,188     9,338      43,190         10,770      9,920      43,190
       2         11,025      9,091    8,241     43,190       10,247     9,397      43,190         11,472     10,622      43,190
       3         11,576      8,573    7,773     43,190       10,295     9,495      43,190         12,229     11,429      43,190
       4         12,155      8,050    7,250     43,190       10,330     9,530      43,190         13,046     12,246      43,190
       5         12,763      7,520    6,770     43,190       10,351     9,601      43,190         13,930     13,180      43,190
       6         13,401      6,981    6,281     43,190       10,355     9,655      43,190         14,885     14,185      43,190
       7         14,071      6,429    5,829     43,190       10,338     9,738      43,190         15,917     15,317      43,190
       8         14,775      5,861    5,361     43,190       10,297     9,797      43,190         17,033     16,533      43,190
       9         15,513      5,273    4,873     43,190       10,226     9,826      43,190         18,240     17,840      43,190
      10         16,289      4,659    4,659     43,190       10,122    10,122      43,190         19,547     19,547      43,190
      11         17,103      4,028    4,028     43,190       10,009    10,009      43,190         21,028     21,028      43,190
      12         17,959      3,360    3,360     43,190        9,853     9,853      43,190         22,642     22,642      43,190
      13         18,856      2,653    2,653     43,190        9,650     9,650      43,190         24,408     24,408      43,190
      14         19,799      1,899    1,899     43,190        9,390     9,390      43,190         26,343     26,343      43,190
      15         20,789      1,089    1,089     43,190        9,066     9,066      43,190         28,469     28,469      43,190
      16         21,829        216      216     43,190        8,667     8,667      43,190         30,813     30,813      43,190
      17         22,920          0        0          0        8,181     8,181      43,190         33,404     33,404      43,190
      18         24,066          0        0          0        7,590     7,590      43,190         36,263     36,263      45,692
      19         25,270          0        0          0        6,876     6,876      43,190         39,380     39,380      48,831
      20         26,533          0        0          0        6,017     6,017      43,190         42,770     42,770      52,180
      21         27,860          0        0          0        4,988     4,988      43,190         46,462     46,462      55,754
      22         29,253          0        0          0        3,762     3,762      43,190         50,467     50,467      60,056
      23         30,715          0        0          0        2,307     2,307      43,190         54,814     54,814      64,680
      24         32,251          0        0          0          582       582      43,190         59,530     59,530      69,650
      25         33,864          0        0          0            0         0           0         64,645     64,645      74,988
      26         35,557          0        0          0            0         0           0         70,193     70,193      80,722
      27         37,335          0        0          0            0         0           0         76,248     76,248      86,161
      28         39,201          0        0          0            0         0           0         82,870     82,870      91,985
      29         41,161          0        0          0            0         0           0         90,128     90,128      98,240
      30         43,219          0        0          0            0         0           0         98,112     98,112     104,979

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                            NON-NEW YORK
                                                           CURRENT VALUES

                                     0% HYPOTHETICAL                  6% HYPOTHETICAL                       12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                   CASH                               CASH                                  CASH
  POLICY       INTEREST          CASH     SURR       DEATH         CASH      SURR      DEATH           CASH        SURR       DEATH
    YEAR          AT 5%         VALUE    VALUE     BENEFIT        VALUE     VALUE    BENEFIT          VALUE       VALUE     BENEFIT
       1         10,500         9,662    8,812      41,661       10,246     9,396     41,661         10,831       9,981      41,661
       2         11,025         9,233    8,383      41,661       10,400     9,550     41,661         11,636      10,786      41,661
       3         11,576         8,801    8,001      41,661       10,550     9,750     41,661         12,513      11,713      41,661
       4         12,155         8,367    7,567      41,661       10,697     9,897     41,661         13,469      12,669      41,661
       5         12,763         7,928    7,178      41,661       10,838    10,088     41,661         14,510      13,760      41,661
       6         13,401         7,482    6,782      41,661       10,973    10,273     41,661         15,646      14,946      41,661
       7         14,071         7,028    6,428      41,661       11,098    10,498     41,661         16,885      16,285      41,661
       8         14,775         6,564    6,064      41,661       11,213    10,713     41,661         18,238      17,738      41,661
       9         15,513         6,085    5,685      41,661       11,314    10,914     41,661         19,715      19,315      41,661
      10         16,289         5,589    5,589      41,661       11,399    11,399     41,661         21,330      21,330      41,661
      11         17,103         5,089    5,089      41,661       11,500    11,500     41,661         23,168      23,168      41,661
      12         17,959         4,569    4,569      41,661       11,584    11,584     41,661         25,192      25,192      41,661
      13         18,856         4,028    4,028      41,661       11,650    11,650     41,661         27,425      27,425      41,661
      14         19,799         3,462    3,462      41,661       11,696    11,696     41,661         29,893      29,893      41,661
      15         20,789         2,869    2,869      41,661       11,717    11,717     41,661         32,620      32,620      43,711
      16         21,829         2,243    2,243      41,661       11,712    11,712     41,661         35,618      35,618      46,303
      17         22,920         1,582    1,582      41,661       11,675    11,675     41,661         38,899      38,899      49,790
      18         24,066           877      877      41,661       11,600    11,600     41,661         42,489      42,489      53,537
      19         25,270           124      124      41,661       11,481    11,481     41,661         46,420      46,420      57,561
      20         26,533           (*)      (*)         (*)       11,313    11,313     41,661         50,725      50,725      61,884
      21         27,860           (*)      (*)         (*)       11,088    11,088     41,661         55,440      55,440      66,528
      22         29,253           (*)      (*)         (*)       10,780    10,780     41,661         60,589      60,589      72,101
      23         30,715           (*)      (*)         (*)       10,377    10,377     41,661         66,211      66,211      78,129
      24         32,251           (*)      (*)         (*)        9,863     9,863     41,661         72,349      72,349      84,648
      25         33,864           (*)      (*)         (*)        9,218     9,218     41,661         79,049      79,049      91,696
      26         35,557           (*)      (*)         (*)        8,415     8,415     41,661         86,360      86,360      99,314
      27         37,335           (*)      (*)         (*)        7,420     7,420     41,661         94,370      94,370     106,638
      28         39,201           (*)      (*)         (*)        6,187     6,187     41,661        103,157     103,157     114,504
      29         41,161           (*)      (*)         (*)        4,662     4,662     41,661        112,811     112,811     122,964
      30         43,219           (*)      (*)         (*)        2,782     2,782     41,661        123,442     123,442     132,083

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                            NON-NEW YORK
                                                          GUARANTEED VALUES

                                     0% HYPOTHETICAL                   6% HYPOTHETICAL                       12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                   CASH                              CASH                                   CASH
  POLICY       INTEREST          CASH     SURR       DEATH         CASH     SURR       DEATH           CASH        SURR       DEATH
    YEAR          AT 5%         VALUE    VALUE     BENEFIT        VALUE    VALUE     BENEFIT          VALUE       VALUE     BENEFIT
       1         10,500         9,613    8,763      41,661       10,195    9,345      41,661         10,778       9,928      41,661
       2         11,025         9,091    8,241      41,661       10,246    9,396      41,661         11,471      10,621      41,661
       3         11,576         8,566    7,766      41,661       10,287    9,487      41,661         12,220      11,420      41,661
       4         12,155         8,036    7,236      41,661       10,315    9,515      41,661         13,029      12,229      41,661
       5         12,763         7,501    6,751      41,661       10,329    9,579      41,661         13,904      13,154      41,661
       6         13,401         6,958    6,258      41,661       10,327    9,627      41,661         14,851      14,151      41,661
       7         14,071         6,403    5,803      41,661       10,305    9,705      41,661         15,875      15,275      41,661
       8         14,775         5,833    5,333      41,661       10,259    9,759      41,661         16,984      16,484      41,661
       9         15,513         5,243    4,843      41,661       10,185    9,785      41,661         18,183      17,783      41,661
      10         16,289         4,630    4,630      41,661       10,079   10,079      41,661         19,484      19,484      41,661
      11         17,103         4,001    4,001      41,661        9,965    9,965      41,661         20,958      20,958      41,661
      12         17,959         3,337    3,337      41,661        9,810    9,810      41,661         22,567      22,567      41,661
      13         18,856         2,634    2,634      41,661        9,608    9,608      41,661         24,329      24,329      41,661
      14         19,799         1,887    1,887      41,661        9,354    9,354      41,661         26,262      26,262      41,661
      15         20,789         1,087    1,087      41,661        9,037    9,037      41,661         28,388      28,388      41,661
      16         21,829           225      225      41,661        8,648    8,648      41,661         30,734      30,734      41,661
      17         22,920           (*)      (*)         (*)        8,175    8,175      41,661         33,328      33,328      42,660
      18         24,066           (*)      (*)         (*)        7,601    7,601      41,661         36,171      36,171      45,575
      19         25,270           (*)      (*)         (*)        6,909    6,909      41,661         39,262      39,262      48,685
      20         26,533           (*)      (*)         (*)        6,077    6,077      41,661         42,626      42,626      52,004
      21         27,860           (*)      (*)         (*)        5,083    5,083      41,661         46,288      46,288      55,546
      22         29,253           (*)      (*)         (*)        3,899    3,899      41,661         50,262      50,262      59,812
      23         30,715           (*)      (*)         (*)        2,495    2,495      41,661         54,574      54,574      64,398
      24         32,251           (*)      (*)         (*)          832      832      41,661         59,252      59,252      69,325
      25         33,864           (*)      (*)         (*)          (*)      (*)         (*)         64,327      64,327      74,620
      26         35,557           (*)      (*)         (*)          (*)      (*)         (*)         69,831      69,831      80,305
      27         37,335           (*)      (*)         (*)          (*)      (*)         (*)         75,838      75,838      85,697
      28         39,201           (*)      (*)         (*)          (*)      (*)         (*)         82,407      82,407      91,472
      29         41,161           (*)      (*)         (*)          (*)      (*)         (*)         89,608      89,608      97,672
      30         43,219           (*)      (*)         (*)          (*)      (*)         (*)         97,528      97,528     104,355

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                         $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                           CURRENT VALUES

                                     0% HYPOTHETICAL                   6% HYPOTHETICAL                      12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                   CASH                              CASH                                   CASH
  POLICY       INTEREST          CASH     SURR       DEATH         CASH     SURR       DEATH           CASH        SURR       DEATH
    YEAR          AT 5%         VALUE    VALUE     BENEFIT        VALUE    VALUE     BENEFIT          VALUE       VALUE     BENEFIT
       1         26,250        24,150   22,025     114,856       25,610   23,485     114,856         27,070      24,945     114,856
       2         27,563        23,244   21,119     114,856       26,170   24,045     114,856         29,269      27,144     114,856
       3         28,941        22,329   20,329     114,856       26,728   24,728     114,856         31,663      29,663     114,856
       4         30,388        21,403   19,403     114,856       27,283   25,283     114,856         34,271      32,271     114,856
       5         31,907        20,464   18,589     114,856       27,833   25,958     114,856         37,114      35,239     114,856
       6         33,502        19,507   17,757     114,856       28,373   26,623     114,856         40,215      38,465     114,856
       7         35,178        18,527   17,027     114,856       28,899   27,399     114,856         43,599      42,099     114,856
       8         36,936        17,517   16,267     114,856       29,407   28,157     114,856         47,291      46,041     114,856
       9         38,783        16,471   15,471     114,856       29,889   28,889     114,856         51,323      50,323     114,856
      10         40,722        15,381   15,381     114,856       30,340   30,340     114,856         55,730      55,730     114,856
      11         42,758        14,286   14,286     114,856       30,846   30,846     114,856         60,734      60,734     114,856
      12         44,896        13,139   13,139     114,856       31,322   31,322     114,856         66,242      66,242     114,856
      13         47,141        11,938   11,938     114,856       31,766   31,766     114,856         72,314      72,314     114,856
      14         49,498        10,678   10,678     114,856       32,172   32,172     114,856         79,018      79,018     114,856
      15         51,973         9,347    9,347     114,856       32,533   32,533     114,856         86,430      86,430     115,816
      16         54,572         7,937    7,937     114,856       32,839   32,839     114,856         94,608      94,608     122,990
      17         57,300         6,438    6,438     114,856       33,084   33,084     114,856        103,567     103,567     132,566
      18         60,165         4,835    4,835     114,856       33,252   33,252     114,856        113,376     113,376     142,854
      19         63,174         3,110    3,110     114,856       33,331   33,331     114,856        124,117     124,117     153,905
      20         66,332         1,250    1,250     114,856       33,307   33,307     114,856        135,882     135,882     165,776
      21         69,649           (*)      (*)         (*)       33,167   33,167     114,856        148,773     148,773     178,528
      22         73,132           (*)      (*)         (*)       32,852   32,852     114,856        162,859     162,859     193,803
      23         76,788           (*)      (*)         (*)       32,335   32,335     114,856        178,249     178,249     210,334
      24         80,627           (*)      (*)         (*)       31,582   31,582     114,856        195,061     195,061     228,222
      25         84,659           (*)      (*)         (*)       30,553   30,553     114,856        213,424     213,424     247,572
      26         88,892           (*)      (*)         (*)       29,190   29,190     114,856        233,477     233,477     268,499
      27         93,336           (*)      (*)         (*)       27,420   27,420     114,856        255,453     255,453     288,662
      28         98,003           (*)      (*)         (*)       25,149   25,149     114,856        279,563     279,563     310,315
      29        102,903           (*)      (*)         (*)       22,267   22,267     114,856        306,052     306,052     333,597
      30        108,049           (*)      (*)         (*)       18,645   18,645     114,856        335,215     335,215     358,680

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                         $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45

                                                          GUARANTEED VALUES

                                     0% HYPOTHETICAL                   6% HYPOTHETICAL                     12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                   CASH                              CASH                                   CASH
  POLICY       INTEREST          CASH     SURR       DEATH         CASH     SURR       DEATH           CASH        SURR       DEATH
    YEAR          AT 5%         VALUE    VALUE     BENEFIT        VALUE    VALUE     BENEFIT          VALUE       VALUE     BENEFIT
       1         26,250        23,986   21,861     114,856       25,439   23,314     114,856         26,893      24,768     114,856
       2         27,563        22,886   20,761     114,856       25,785   23,660     114,856         28,855      26,730     114,856
       3         28,941        21,772   19,772     114,856       26,108   24,108     114,856         30,974      28,974     114,856
       4         30,388        20,639   18,639     114,856       26,405   24,405     114,856         33,264      31,264     114,856
       5         31,907        19,484   17,609     114,856       26,671   24,796     114,856         35,740      33,865     114,856
       6         33,502        18,299   16,549     114,856       26,900   25,150     114,856         38,418      36,668     114,856
       7         35,178        17,077   15,577     114,856       27,084   25,584     114,856         41,314      39,814     114,856
       8         36,936        15,808   14,558     114,856       27,211   25,961     114,856         44,449      43,199     114,856
       9         38,783        14,478   13,478     114,856       27,271   26,271     114,856         47,841      46,841     114,856
      10         40,722        13,080   13,080     114,856       27,252   27,252     114,856         51,518      51,518     114,856
      11         42,758        11,635   11,635     114,856       27,224   27,224     114,856         55,675      55,675     114,856
      12         44,896        10,093   10,093     114,856       27,095   27,095     114,856         60,212      60,212     114,856
      13         47,141         8,443    8,443     114,856       26,855   26,855     114,856         65,178      65,178     114,856
      14         49,498         6,670    6,670     114,856       26,485   26,485     114,856         70,627      70,627     114,856
      15         51,973         4,750    4,750     114,856       25,961   25,961     114,856         76,618      76,618     114,856
      16         54,572         2,661    2,661     114,856       25,260   25,260     114,856         83,226      83,226     114,856
      17         57,300           376      376     114,856       24,351   24,351     114,856         90,539      90,539     115,890
      18         60,165           (*)      (*)         (*)       23,193   23,193     114,856         98,577      98,577     124,207
      19         63,174           (*)      (*)         (*)       21,739   21,739     114,856        107,322     107,322     133,080
      20         66,332           (*)      (*)         (*)       19,937   19,937     114,856        116,838     116,838     142,542
      21         69,649           (*)      (*)         (*)       17,729   17,729     114,856        127,197     127,197     152,637
      22         73,132           (*)      (*)         (*)       15,048   15,048     114,856        138,440     138,440     164,743
      23         76,788           (*)      (*)         (*)       11,819   11,819     114,856        150,639     150,639     177,754
      24         80,627           (*)      (*)         (*)        7,945    7,945     114,856        163,876     163,876     191,735
      25         84,659           (*)      (*)         (*)        3,298    3,298     114,856        178,237     178,237     206,755
      26         88,892           (*)      (*)         (*)          (*)      (*)         (*)        193,811     193,811     222,883
      27         93,336           (*)      (*)         (*)          (*)      (*)         (*)        210,810     210,810     238,215
      28         98,003           (*)      (*)         (*)          (*)      (*)         (*)        229,396     229,396     254,630
      29        102,903           (*)      (*)         (*)          (*)      (*)         (*)        249,769     249,769     272,248
      30        108,049           (*)      (*)         (*)          (*)      (*)         (*)        272,174     272,174     291,226

Assumptions:
(1)  no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                         $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                           CURRENT VALUES

                                   0% HYPOTHETICAL                   6% HYPOTHETICAL                       12% HYPOTHETICAL
                               GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                 CASH                                CASH                                   CASH
  POLICY       INTEREST        CASH     SURR       DEATH         CASH       SURR       DEATH           CASH        SURR       DEATH
    YEAR          AT 5%       VALUE    VALUE     BENEFIT        VALUE      VALUE     BENEFIT          VALUE       VALUE     BENEFIT
       1        105,000      96,739   88,239     306,283      102,589     94,089     306,283        108,440      99,940     306,283
       2        110,250      93,383   84,883     306,283      105,137     96,637     306,283        117,585     109,085     306,283
       3        115,763      89,974   81,974     306,283      107,694     99,694     306,283        127,568     119,568     306,283
       4        121,551      86,501   78,501     306,283      110,252    102,252     306,283        138,476     130,476     306,283
       5        127,628      82,946   75,446     306,283      112,803    105,303     306,283        150,407     142,907     306,283
       6        134,010      79,293   72,293     306,283      115,336    108,336     306,283        163,474     156,474     306,283
       7        140,710      75,523   69,523     306,283      117,841    111,841     306,283        177,802     171,802     306,283
       8        147,746      71,608   66,608     306,283      120,302    115,302     306,283        193,535     188,535     306,283
       9        155,133      67,519   63,519     306,283      122,700    118,700     306,283        210,839     206,839     306,283
      10        162,889      63,229   63,229     306,283      125,021    125,021     306,283        229,907     229,907     306,283
      11        171,034      58,892   58,892     306,283      127,633    127,633     306,283        251,719     251,719     306,283
      12        179,586      54,277   54,277     306,283      130,163    130,163     306,283        275,838     275,838     328,247
      13        188,565      49,358   49,358     306,283      132,599    132,599     306,283        302,264     302,264     356,672
      14        197,993      44,099   44,099     306,283      134,926    134,926     306,283        331,200     331,200     387,504
      15        207,893      38,450   38,450     306,283      137,120    137,120     306,283        362,883     362,883     420,944
      16        218,287      32,346   32,346     306,283      139,149    139,149     306,283        397,573     397,573     457,209
      17        229,202      25,701   25,701     306,283      140,972    140,972     306,283        435,649     435,649     492,283
      18        240,662      18,410   18,410     306,283      142,534    142,534     306,283        477,469     477,469     529,991
      19        252,695      10,359   10,359     306,283      143,780    143,780     306,283        523,444     523,444     570,554
      20        265,330       1,439    1,439     306,283      144,661    144,661     306,283        574,048     574,048     614,231
      21        278,596         (*)      (*)         (*)      145,132    145,132     306,283        629,829     629,829     661,320
      22        292,526         (*)      (*)         (*)      144,926    144,926     306,283        690,887     690,887     725,432
      23        307,152         (*)      (*)         (*)      143,931    143,931     306,283        757,697     757,697     795,582
      24        322,510         (*)      (*)         (*)      142,010    142,010     306,283        830,766     830,766     872,304
      25        338,635         (*)      (*)         (*)      138,970    138,970     306,283        910,637     910,637     956,169
      26        355,567         (*)      (*)         (*)      134,551    134,551     306,283        997,885     997,885   1,047,779
      27        373,346         (*)      (*)         (*)      128,402    128,402     306,283      1,093,114   1,093,114   1,147,770
      28        392,013         (*)      (*)         (*)      120,049    120,049     306,283      1,196,957   1,196,957   1,256,805
      29        411,614         (*)      (*)         (*)      108,884    108,884     306,283      1,310,077   1,310,077   1,375,581
      30        432,194         (*)      (*)         (*)       94,130     94,130     306,283      1,433,178   1,433,178   1,504,837

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                         $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                          GUARANTEED VALUES

                                     0% HYPOTHETICAL                  6% HYPOTHETICAL                      12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                   CASH                               CASH                                  CASH
  POLICY       INTEREST         CASH      SURR       DEATH         CASH      SURR      DEATH           CASH        SURR       DEATH
    YEAR          AT 5%        VALUE     VALUE     BENEFIT        VALUE     VALUE    BENEFIT          VALUE       VALUE     BENEFIT
       1        105,000       95,852    87,352     306,283      101,673    93,173    306,283        107,496      98,996     306,283
       2        110,250       91,521    83,021     306,283      103,163    94,663    306,283        115,497     106,997     306,283
       3        115,763       87,064    79,064     306,283      104,532    96,532    306,283        124,141     116,141     306,283
       4        121,551       82,453    74,453     306,283      105,756    97,756    306,283        133,492     125,492     306,283
       5        127,628       77,655    70,155     306,283      106,805    99,305    306,283        143,622     136,122     306,283
       6        134,010       72,629    65,629     306,283      107,648   100,648    306,283        154,616     147,616     306,283
       7        140,710       67,333    61,333     306,283      108,247   102,247    306,283        166,572     160,572     306,283
       8        147,746       61,704    56,704     306,283      108,548   103,548    306,283        179,600     174,600     306,283
       9        155,133       55,671    51,671     306,283      108,493   104,493    306,283        193,836     189,836     306,283
      10        162,889       49,165    49,165     306,283      108,021   108,021    306,283        209,448     209,448     306,283
      11        171,034       42,244    42,244     306,283      107,394   107,394    306,283        227,322     227,322     306,283
      12        179,586       34,672    34,672     306,283      106,231   106,231    306,283        247,172     247,172     306,283
      13        188,565       26,361    26,361     306,283      104,455   104,455    306,283        269,279     269,279     317,749
      14        197,993       17,197    17,197     306,283      101,967   101,967    306,283        293,468     293,468     343,358
      15        207,893        7,028     7,028     306,283       98,637    98,637    306,283        319,774     319,774     370,937
      16        218,287          (*)       (*)         (*)       94,291    94,291    306,283        348,374     348,374     400,630
      17        229,202          (*)       (*)         (*)       88,701    88,701    306,283        379,619     379,619     428,970
      18        240,662          (*)       (*)         (*)       81,573    81,573    306,283        413,798     413,798     459,316
      19        252,695          (*)       (*)         (*)       72,547    72,547    306,283        451,258     451,258     491,871
      20        265,330          (*)       (*)         (*)       61,209    61,209    306,283        492,415     492,415     526,884
      21        278,596          (*)       (*)         (*)       47,072    47,072    306,283        537,777     537,777     564,666
      22        292,526          (*)       (*)         (*)       29,542    29,542    306,283        587,126     587,126     616,482
      23        307,152          (*)       (*)         (*)        7,877     7,877    306,283        640,781     640,781     672,820
      24        322,510          (*)       (*)         (*)          (*)       (*)        (*)        699,082     699,082     734,036
      25        338,635          (*)       (*)         (*)          (*)       (*)        (*)        762,382     762,382     800,501
      26        355,567          (*)       (*)         (*)          (*)       (*)        (*)        831,040     831,040     872,592
      27        373,346          (*)       (*)         (*)          (*)       (*)        (*)        905,421     905,421     950,692
      28        392,013          (*)       (*)         (*)          (*)       (*)        (*)        985,884     985,884   1,035,178
      29        411,614          (*)       (*)         (*)          (*)       (*)        (*)      1,072,794   1,072,794   1,126,434
      30        432,194          (*)       (*)         (*)          (*)       (*)        (*)      1,166,530   1,166,530   1,224,857

Assumptions:

(1)  no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                         $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                           CURRENT VALUES

                                     0% HYPOTHETICAL                  6% HYPOTHETICAL                       12% HYPOTHETICAL
                                 GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                    CASH                              CASH                                  CASH
  POLICY       INTEREST          CASH      SURR      DEATH         CASH      SURR      DEATH           CASH        SURR       DEATH
    YEAR          AT 5%         VALUE     VALUE    BENEFIT        VALUE     VALUE    BENEFIT          VALUE       VALUE     BENEFIT
       1        105,000        96,411    87,911    211,021      102,271    93,771    211,021        108,132      99,632     211,021
       2        110,250        92,664    84,164    211,021      104,469    95,969    211,021        116,975     108,475     211,021
       3        115,763        88,792    80,792    211,021      106,641    98,641    211,021        126,678     118,678     211,021
       4        121,551        84,775    76,775    211,021      108,780   100,780    211,021        137,358     129,358     211,021
       5        127,628        80,584    73,084    211,021      110,878   103,378    211,021        149,147     141,647     211,021
       6        134,010        76,184    69,184    211,021      112,920   105,920    211,021        162,201     155,201     211,021
       7        140,710        71,529    65,529    211,021      114,888   108,888    211,021        176,706     170,706     211,021
       8        147,746        66,561    61,561    211,021      116,756   111,756    211,021        192,884     187,884     214,101
       9        155,133        61,220    57,220    211,021      118,501   114,501    211,021        210,796     206,796     229,767
      10        162,889        55,443    55,443    211,021      120,105   120,105    211,021        230,457     230,457     246,589
      11        171,034        49,332    49,332    211,021      121,925   121,925    211,021        252,818     252,818     265,459
      12        179,586        42,435    42,435    211,021      123,489   123,489    211,021        277,294     277,294     291,159
      13        188,565        34,621    34,621    211,021      124,760   124,760    211,021        304,076     304,076     319,280
      14        197,993        25,730    25,730    211,021      125,694   125,694    211,021        333,367     333,367     350,036
      15        207,893        15,545    15,545    211,021      126,223   126,223    211,021        365,385     365,385     383,654
      16        218,287         3,772     3,772    211,021      126,257   126,257    211,021        400,359     400,359     420,377
      17        229,202           (*)       (*)        (*)      125,669   125,669    211,021        438,533     438,533     460,460
      18        240,662           (*)       (*)        (*)      124,291   124,291    211,021        480,160     480,160     504,168
      19        252,695           (*)       (*)        (*)      121,913   121,913    211,021        525,506     525,506     551,781
      20        265,330           (*)       (*)        (*)      118,269   118,269    211,021        574,852     574,852     603,594
      21        278,596           (*)       (*)        (*)      113,027   113,027    211,021        628,499     628,499     659,924
      22        292,526           (*)       (*)        (*)      105,596   105,596    211,021        686,715     686,715     721,051
      23        307,152           (*)       (*)        (*)       95,309    95,309    211,021        749,817     749,817     787,307
      24        322,510           (*)       (*)        (*)       81,237    81,237    211,021        818,129     818,129     859,036
      25        338,635           (*)       (*)        (*)       62,036    62,036    211,021        891,982     891,982     936,581
      26        355,567           (*)       (*)        (*)       35,735    35,735    211,021        971,700     971,700   1,020,285
      27        373,346           (*)       (*)        (*)          (*)       (*)        (*)      1,059,640   1,059,640   1,102,026
      28        392,013           (*)       (*)        (*)          (*)       (*)        (*)      1,157,081   1,157,081   1,191,794
      29        411,614           (*)       (*)        (*)          (*)       (*)        (*)      1,265,587   1,265,587   1,290,898
      30        432,194           (*)       (*)        (*)          (*)       (*)        (*)      1,387,129   1,387,129   1,401,000

Assumptions:
(1)  no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                         $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                                             MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65

                                                          GUARANTEED VALUES

                                    0% HYPOTHETICAL                   6% HYPOTHETICAL                      12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN

               PREMIUMS
              PAID PLUS                   CASH                              CASH                                   CASH
  POLICY       INTEREST         CASH      SURR      DEATH         CASH      SURR       DEATH           CASH        SURR       DEATH
    YEAR          AT 5%        VALUE     VALUE    BENEFIT        VALUE     VALUE     BENEFIT          VALUE       VALUE     BENEFIT
       1        105,000       95,034    86,534    211,021      100,868    92,368     211,021        106,704      98,204     211,021
       2        110,250       89,719    81,219    211,021      101,432    92,932     211,021        113,852     105,352     211,021
       3        115,763       84,082    76,082    211,021      101,737    93,737     211,021        121,598     113,598     211,021
       4        121,551       78,062    70,062    211,021      101,741    93,741     211,021        130,038     122,038     211,021
       5        127,628       71,581    64,081    211,021      101,390    93,890     211,021        139,285     131,785     211,021
       6        134,010       64,533    57,533    211,021      100,607    93,607     211,021        149,475     142,475     211,021
       7        140,710       56,782    50,782    211,021       99,297    93,297     211,021        160,780     154,780     211,021
       8        147,746       48,149    43,149    211,021       97,330    92,330     211,021        173,422     168,422     211,021
       9        155,133       38,424    34,424    211,021       94,556    90,556     211,021        187,699     183,699     211,021
      10        162,889       27,369    27,369    211,021       90,802    90,802     211,021        203,946     203,946
      11        171,034       14,785    14,785    211,021       86,146    86,146     211,021        222,686     222,686     233,820
      12        179,586          260       260    211,021       80,087    80,087     211,021        243,073     243,073     255,226
      13        188,565            0         0          0       72,333    72,333     211,021        265,238     265,238     278,500
      14        197,993            0         0          0       62,500    62,500     211,021        289,323     289,323     303,789
      15        207,893            0         0          0       50,057    50,057     211,021        315,472     315,472     331,246
      16        218,287            0         0          0       34,257    34,257     211,021        343,835     343,835     361,027
      17        229,202            0         0          0       14,056    14,056     211,021        374,561     374,561     393,289
      18        240,662            0         0          0            0         0           0        407,800     407,800     428,190
      19        252,695            0         0          0            0         0           0        443,702     443,702     465,887
      20        265,330            0         0          0            0         0           0        482,423     482,423     506,544
      21        278,596            0         0          0            0         0           0        524,126     524,126     550,332
      22        292,526            0         0          0            0         0           0        568,982     568,982     597,431
      23        307,152            0         0          0            0         0           0        617,167     617,167     648,026
      24        322,510            0         0          0            0         0           0        668,864     668,864     702,308
      25        338,635            0         0          0            0         0           0        724,248     724,248     760,460
      26        355,567            0         0          0            0         0           0        783,477     783,477     822,651
      27        373,346            0         0          0            0         0           0        849,021     849,021     882,982
      28        392,013            0         0          0            0         0           0        921,956     921,956     949,615
      29        411,614            0         0          0            0         0           0      1,003,596   1,003,596   1,023,667
      30        432,194            0         0          0            0         0           0      1,095,621   1,095,621   1,106,577

Assumptions:
(1)  no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)  unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX D: PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                                                       FUND PERFORMANCE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                    Annual Percentage                  Non annualized                             Annualized
                                         Change                       Percentage Change                       Percentage Change
------------------------------------------------------------------------------------------------------------------------------------
UNDERLYING           Fund     Unit                    1 mo     1 Yr    2 Yrs.   3 Yrs.   5 yrs. Inception  3 Yrs.   5 yrs. Inception
INVESTMENT        Inception  Values                    To       to       to       to       to       to       to       to       To
OPTIONS             Date**  12/31/98 1996 1997 1998 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
------------------------------------------------------------------------------------------------------------------------------------
American Century   05/01/91   18.69 19.56 10.75  14.31   4.14   14.28    30.63    44.68    71.79   110.71     13.1    11.43    10.21
VP Balanced
------------------------------------------------------------------------------------------------------------------------------------
American Century   11/20/87   14.91 29.41 -5.56  -4.51  10.55   -3.42    -7.77   -12.91     9.95   108.66     -4.5     1.92     6.84
VP Capital
Appreciation
------------------------------------------------------------------------------------------------------------------------------------
American Century   10/30/97   10.83    NA    NA     NA   5.87   25.23       NA       NA       NA     34.7       NA       NA    29.01
VP Inc & Growth
------------------------------------------------------------------------------------------------------------------------------------
American Century   05/01/94   16.13 10.77 12.92   17.1   5.28   17.23    37.28    55.01       NA    61.71    15.73       NA    10.85
VP International
------------------------------------------------------------------------------------------------------------------------------------
American Century   05/01/96   13.06    NA    NA  24.46  -0.55    3.46    28.76       NA       NA    43.33       NA       NA    14.47
VP Value
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially   10/06/93   27.59 32.83 19.66  26.78   7.79   27.71    61.91    93.74   157.81   175.92    24.66    20.85     21.4
Responsible Growth
Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock      09/29/89   27.36 35.02 20.95  31.24   5.67   26.56     66.1   100.89    170.1   283.02    26.18    21.98    15.62
Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable   04/05/93    13.1 31.84 22.69  26.42   4.24   28.54     62.5    99.38   167.37   182.67    25.86    21.74    19.86
Investment Fund
Capital
Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable   05/02/94   12.64 59.87 18.08  14.71   4.32   10.37    26.61     49.5       NA      132    14.34       NA    19.79
Investment Fund
Growth & Income
Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  09/06/89   27.11 15.45 13.12  19.09   4.01   13.57    35.25    52.99    63.73   176.27    15.23    10.36    11.52
II - Asset Manager
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  01/03/95   20.84    NA 19.73  22.54  12.04    28.3    57.22    88.24       NA   159.47    23.47       NA    26.98
II - Contrafund
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  10/09/86   34.03 33.35  12.8  26.45   3.01   10.19    39.34    57.17   121.51   342.45    16.27    17.24    12.93
- Equity Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  01/03/95   13.45    NA 16.76  28.29   5.27   23.01    57.81    84.25       NA   141.12    22.59       NA    24.67
III - Growth
Opportunity
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  10/09/86    39.9 33.62 13.22  21.89   8.42   37.69    67.83    90.01   150.57    503.7    23.86    20.17    15.84
- Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  09/19/85   27.64 19.05 12.55  16.15  -0.71   -5.56     9.68    23.45    42.84   237.31     7.28     7.39     9.59
- High Income Port
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund  01/28/87   17.35  8.26 11.75  10.11   2.08   11.29    22.55    36.95    48.88   128.72    11.05     8.28     7.18
- Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley     06/16/97    6.94    NA    NA     NA  -2.44  -29.31       NA       NA       NA   -29.26       NA       NA   -20.14
Emerging Markets
Debt Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen         07/03/95   15.62    NA 38.71  19.91   0.99  -12.76      4.6    45.09       NA     56.2    13.21       NA    13.62
American Capital
Life Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Capital       04/15/92   30.63 27.69  24.5  32.76   5.12   28.29    70.31   112.04   164.86   200.29    28.47    21.51    17.81
Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Government    11/08/82   19.14 17.22  2.14   8.25   0.19     7.5    16.37    18.87    33.09   252.07     5.93     5.88     8.11
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market  11/10/81   13.47  4.29  3.74   3.89    0.3     3.9     7.95    11.99    19.75    148.3     3.85     3.67     5.45
Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Small         10/23/95   15.98    NA 21.23  15.83   7.91    -0.3    15.49    40.02       NA    59.76    11.87       NA    15.83
Company Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Small Cap     10/31/97    8.53    NA    NA     NA   4.52   -4.32       NA       NA       NA    -6.06       NA       NA    -5.22
Value
------------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return  11/08/82    34.3 27.43 20.26  27.76   3.35   16.55     48.9    79.07   127.67   832.94    21.43    17.89    14.83
Fund
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &        09/10/84   25.44 30.03  7.72  27.34   12.9   14.03    45.21    56.43    90.77   445.87    16.08    13.79     12.6
Berman Advisers
Management Trust -
Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &        09/10/84    9.28    NA    NA     NA   4.65   29.97       NA       NA       NA    36.45       NA       NA    30.76
Berman Advisers
Mngmt Trust - Lmtd
Maturity Bond
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &        11/03/97    15.3  9.51  2.95   5.36   0.03    3.04     8.57    11.77    20.64   146.72     3.78     3.82     6.52
Berman Advisors
Management Trust
Guardian
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &        03/22/94     23  34.71 27.89  29.56   2.27    2.86    33.27    70.43       NA   122.07    19.45       NA    18.19
Berman Advisers
Management Trust -
Partners Port
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer        04/30/85   18.88 15.49  3.44   7.84    0.3    5.42    13.69     17.6    31.47   190.69     5.55     5.62     8.12
Variable Account
Fund - Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer        11/12/90   18.06  0.92 16.27  20.84   5.94   12.63    36.11    58.25    48.63   134.29    16.53     8.25    11.03
Variable Account
Fund - Global
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer        04/03/85   12.76 34.94 23.61  25.07   9.47    22.4    53.09    89.22   154.49   546.78    23.69    20.54    14.55
Variable Account
Fund - Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer        02/09/87   22.78  19.8    14  15.71   1.44    5.28    21.81    38.86    61.01   214.91    11.57       10    10.13
Variable Account
Fund - Multiple
Strategies Fund
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable    05/08/92   18.78 33.52  -0.5   9.95   8.32    5.87    16.41    15.83    44.43    87.81     5.02     7.63     9.95
Insurance Fund,
Inc. - Discovery
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable    10/20/95    8.94    NA  8.95 -14.64   4.79   -6.01   -19.76   -12.58       NA   -10.52    -4.38       NA    -3.42
Insurance Fund,
Inc. - International
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable    05/08/92   29.25  24.2 16.62  23.83   4.52   12.08    38.79    61.85   105.57   192.53    17.41     15.5    17.53
Insurance Fund,
Inc. - Opportunity
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide  09/01/89   16.13 15.79  1.19   1.07   1.46    11.3    12.48    13.83    28.39    64.28     4.41     5.12     5.46
Insurance Trust -
Worldwide Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide  12/27/95    5.72    NA 25.09 -12.68    0.6  -34.98   -43.22   -28.98       NA   -29.69   -10.78       NA   -11.04
Insurance Trust -
Worldwide Emerging
Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide  09/01/89   10.97  9.56 16.53  -2.95  -2.44  -31.86   -33.87   -22.94   -20.65     7.45    -8.32    -4.52     0.77
Insurance Trust -
Worldwide Hard
Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus     06/30/95   11.61    NA  8.56  -3.52   0.81    3.99     0.33     8.91       NA    16.12     2.89       NA     4.37
Trust -
International
Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus     09/30/96   11.95    NA    NA  11.87   9.36    5.13    17.62       NA       NA    14.62       NA       NA     6.25
Trust - Post
Venture Capital
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus     06/30/95    15.3    NA 12.43  14.16   7.48   -4.11     9.47    23.07       NA    52.99     7.17       NA    12.95
Trust - Small
Company Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 1.30% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 1.30% asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

                         ===========================================================================================================
                            1 YEAR TO         2 YEARS TO        3 YEARS TO        5 YEARS TO       10 YEARS TO       INCEPTION TO
                             12/31/98          12/31/98          12/31/98          12/31/98         12/31/98           12/31/98
====================================================================================================================================
  UNDERLYING     FUND              CASH              CASH              CASH              CASH              CASH              CASH
  INVESTMENT  INCEPTION   ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.
   OPTIONS      DATE**    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE
====================================================================================================================================
American       05/01/91  $56,420  $63,700  $69,652  $80,456       $0  $95,435  $52,170  $59,450  $65,652  $76,706        $0  $92,935
Century VP
Balanced
------------------------------------------------------------------------------------------------------------------------------------
American       11/20/87  $47,566  $44,610  $41,237  $50,866  $91,593  $92,175  $43,316  $40,360  $37,237   $47,116  $91,593  $92,175
Century VP
Capital
Appreciation
------------------------------------------------------------------------------------------------------------------------------------
American       10/30/97  $61,855       $0       $0       $0       $0  $66,313  $57,605       $0       $0        $0       $0  $62,063
Century VP
Income and
Growth
------------------------------------------------------------------------------------------------------------------------------------
American       05/01/94  $57,930  $67,074  $74,832       $0       $0  $75,695  $53,680  $62,824  $70,832        $0       $0  $71,945
Century VP
International
------------------------------------------------------------------------------------------------------------------------------------
American       05/01/96  $51,037  $62,871       $0       $0       $0  $69,454  $46,787  $58,621       $0        $0       $0  $65,454
Century VP
Value
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus        10/06/93  $63,077  $79,199  $93,867 $122,352       $0 $131,018  $58,827  $74,949  $89,867  $118,602       $0 $127,518
Socially
Responsible
Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock  09/29/89  $62,514  $81,322  $97,436 $128,351       $0 $172,373  $58,264  $77,072  $93,436  $124,601       $0 $172,373
Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus        04/05/93  $63,514  $79,533  $96,737 $127,089       $0 $132,993  $59,264  $75,283  $92,737  $123,339       $0 $129,493
Variable
Investment
Fund Capital
Appreciation
Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus        05/02/94  $54,452  $61,699  $72,188       $0       $0 $111,351  $50,202  $57,449  $68,188        $0       $0 $107,601
Variable
Investment
Fund Growth &
Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP   09/06/89  $56,052  $66,004  $73,777  $76,119       $0 $124,365  $51,802  $61,754  $69,777   $72,369       $0 $124,365
Fund II -
Asset
Manager
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP   01/03/95  $63,361  $76,813  $91,081       $0       $0 $125,553  $59,111  $72,563  $87,081        $0       $0 $121,553
Fund II -
Contrafund
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP   10/09/86  $54,376  $68,093  $75,888 $105,244 $169,343 $194,768  $50,126  $63,843  $71,888  $101,494 $169,343 $194,768
Fund - Equity
Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP   01/03/95  $60,731  $77,171  $89,122       $0       $0 $116,303  $56,481  $72,921  $85,122        $0       $0 $112,303
Fund III -
Growth
Opportunity
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP   10/09/86  $68,036  $82,040  $91,820 $109,219 $219,990 $271,068  $63,786  $77,790  $87,820  $105,469 $219,990 $271,068
Fund - Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP   09/19/85  $46,564  $53,438  $59,439  $66,766 $112,578 $146,886  $42,314  $49,188  $55,439   $63,016 $112,578 $146,886
Fund - High
Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP   01/28/87  $54,954  $59,743  $65,945  $69,344 $100,986  $94,311  $50,704  $55,493  $61,945   $65,594 $100,986  $94,311
Fund -
Overseas
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Morgan         06/16/97  $34,751       $0       $0       $0       $0  $34,426  $30,501       $0       $0        $0       $0  $30,176
Stanley
Emerging
Markets Debt
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen     07/03/95  $42,951  $50,914  $70,318       $0       $0  $75,283  $38,701  $46,664  $66,318        $0       $0  $71,283
American
Capital Life
Investment
Trust Stanley
Real Estate
Securities
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
NSAT Capital   04/15/92  $63,381  $83,412 $102,986 $119,165       $0 $138,499  $59,131  $79,162  $98,986  $115,415       $0 $135,499
Appreciation
Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT           11/08/82  $53,050  $56,624  $56,860  $61,432  $94,492 $148,446  $48,800  $52,374  $52,860   $57,682  $94,492 $148,446
Government
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Money     11/10/81  $51,258  $52,456  $53,561  $55,099  $62,324  $96,677  $47,008  $48,206  $49,561   $51,349  $62,324  $96,677
Market Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Small     10/23/95  $49,146  $56,245  $67,627       $0       $0  $77,292  $44,896  $51,995  $63,627        $0       $0  $73,292
Company Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Small     10/31/97  $47,139       $0       $0       $0       $0  $46,085  $42,889       $0       $0        $0       $0  $41,835
Cap Value
Fund
------------------------------------------------------------------------------------------------------------------------------------
NSAT Total     11/08/82  $57,545  $72,830  $86,749 $104,188 $160,379 $425,011  $53,295  $68,580  $82,749  $100,438 $160,379 $425,011
Return Fund
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &    09/10/84  $56,252  $70,970  $75,392  $89,536 $145,746 $246,433  $52,002  $66,720  $71,392   $85,786 $145,746 $246,433
Berman
Advisers
Management
Trust Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &    09/10/84  $64,283       $0       $0       $0       $0  $67,319  $60,033       $0       $0        $0       $0  $63,069
Berman
Advisers
Management
Trust -
Limited
Maturity Bond
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &    11/03/97  $50,833  $52,779  $53,449  $55,672  $72,811 $103,671  $46,583  $48,529  $49,449   $51,922  $72,811 $103,671
Berman
Advisers
Management
Trust -
Guardian
------------------------------------------------------------------------------------------------------------------------------------
Neuberger &    03/22/94  $50,732  $65,138  $82,713       $0       $0 $105,677  $46,482  $60,888  $78,713        $0       $0 $101,927
Berman
Advisers
Management
Trust -
Partners
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer    04/30/85  $52,017  $55,306  $56,281  $60,880  $94,298 $125,385  $47,767  $51,056  $52,281   $57,130  $94,298 $125,385
Variable
Account Fund
- Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer    11/12/90  $55,588  $66,472  $76,467  $68,642       $0 $105,551  $51,338  $62,222  $72,467   $64,892       $0 $103,551
Variable
Account Fund
- Global
Securities
Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer    04/03/85  $60,431  $74,838  $91,746 $120,911 $188,862 $289,409  $56,181  $70,588  $87,746  $117,161 $188,862 $289,409
Variable
Account Fund
- Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer    02/09/87  $51,937  $59,379  $66,920  $75,338 $112,754 $138,979  $47,687  $55,129  $62,920   $71,588 $112,754 $138,979
Variable
Account Fund
- Multiple
Strategies
Fund
------------------------------------------------------------------------------------------------------------------------------------
Strong         05/08/92  $52,210  $56,632  $55,311  $67,192       $0  $86,622  $47,960  $52,382  $51,311   $63,442       $0  $83,622
Variable
Insurance
Fund, Inc. -
Discovery
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Strong         10/20/95  $46,355  $38,788  $41,718       $0       $0  $42,515  $42,105  $34,538  $37,718        $0       $0  $38,515
Variable
Insurance
Fund, Inc. -
International
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Strong         05/08/92  $55,323  $67,796  $78,223  $97,121       $0 $138,110  $51,073  $63,546  $74,223   $93,371       $0 $135,110
Variable
Insurance
Fund, Inc. -
Opportunity
Fund II
------------------------------------------------------------------------------------------------------------------------------------

                         ===========================================================================================================
                            1 YEAR TO         2 YEARS TO        3 YEARS TO        5 YEARS TO       10 YEARS TO       INCEPTION TO
                             12/31/98          12/31/98          12/31/98          12/31/98         12/31/98           12/31/98
====================================================================================================================================
  UNDERLYING     FUND              CASH              CASH              CASH              CASH              CASH              CASH
  INVESTMENT  INCEPTION   ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.    ACCUM    SURR.
   OPTIONS      DATE**    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE    VALUE
====================================================================================================================================
Van Eck       09/01/89   $54,929  $54,622  $54,307  $59,312       $0  $70,734  $50,679  $50,372  $50,307  $55,562       $0  $70,734
Worldwide
Insurance
Trust -
Worldwide
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck       12/27/95   $31,877  $27,302  $33,971       $0       $0  $33,503  $27,627  $23,052  $29,971       $0       $0  $29,503
Worldwide
Insurance
Trust -
Worldwide
Emerging
Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck       09/01/89   $33,470  $31,926  $36,867  $36,438       $0  $45,275  $29,220  $27,676  $32,867  $32,688       $0  $45,275
Worldwide
Insurance
Trust -
Worldwide
Hard Assets
Fund
------------------------------------------------------------------------------------------------------------------------------------
Warburg       06/30/95   $51,334  $48,742  $52,213       $0       $0  $55,357  $47,084  $44,492  $48,213       $0       $0  $51,357
Pincus Trust
- International
Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------------

The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $50,000 for a 50 year-old male, non-tobacco simplified, with a level death benefit and an initial specified amount of $187,451.64. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 1.30% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998



ASSETS:
Investments at market value:
   American Century VP - American Century VP Balanced (ACVPBal)
      667,058 shares (cost $5,343,930) ......................................   $  5,563,263
   American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      1,285,611 shares (cost $13,112,689) ...................................     11,596,209
   American Century VP - American Century VP Income & Growth (ACVPIncGr)
      227,927 shares (cost $1,413,839) ......................................      1,545,347
   American Century VP - American Century VP International (ACVPInt)
      1,806,789 shares (cost $13,291,133) ...................................     13,767,730
   American Century VP - American Century VP Value (ACVPValue)
      403,199 shares (cost $2,677,987) ......................................      2,713,527
   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      388,872 shares (cost $11,240,402) .....................................     12,086,156
   Dreyfus Stock Index Fund (DryStkIx)
      2,430,963 shares (cost $68,540,273) ...................................     79,054,923
   Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
      129,312 shares (cost $4,499,999) ......................................      4,669,456
   Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      97,841 shares (cost $2,176,879) .......................................      2,214,133
   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      3,288,235 shares (cost $68,688,982) ...................................     83,586,925
   Fidelity VIP - Growth Portfolio (FidVIPGr)
      2,610,901 shares (cost $98,245,877) ...................................    117,151,133
   Fidelity VIP - High Income Portfolio (FidVIPHI)
      2,372,894 shares (cost $29,208,547) ...................................     27,359,471
   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      1,108,508 shares (cost $21,869,861) ...................................     22,225,589
   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      1,776,182 shares (cost $27,388,181) ...................................     32,255,471
   Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
      2,039,961 shares (cost $38,346,102) ...................................     49,856,648
   Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
      257,373 shares (cost $5,282,575) ......................................      5,888,693
   Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
      55,772 shares (cost $371,601) .........................................        340,210
   Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      1,553,137 shares (cost $38,080,554) ...................................     41,297,903
   Nationwide SAT - Government Bond Fund (NSATGvtBd)
      1,202,610 shares (cost $14,267,240) ...................................     14,058,510
   Nationwide SAT - Money Market Fund (NSATMyMkt)
      44,571,880 shares (cost $44,571,880) ..................................     44,571,880
   Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
      88,617 shares (cost $809,334) .........................................        840,976

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,093,214 shares (cost $17,223,078) ............................     17,502,348
      Nationwide SAT - Total Return Fund (NSATTotRe)
         5,388,073 shares (cost $83,326,583) ............................     99,140,546
      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         932,473 shares (cost $22,947,521) ..............................     24,514,709
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         62,015 shares (cost $804,621) ..................................        858,282
      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         363,249 shares (cost $5,022,473) ...............................      5,020,101
      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,847,861 shares (cost $36,287,150) ............................     34,980,006
      Oppenheimer VAF - Bond Fund (OppBdFd)
         1,003,501 shares (cost $12,261,046) ............................     12,363,132
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         957,560 shares (cost $18,773,976) ..............................     21,133,338
      Oppenheimer VAF - Growth Fund (OppGro)
         164,365 shares (cost $5,914,563) ...............................      6,027,268
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         833,758 shares (cost $13,141,814) ..............................     14,215,574
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,429,116 shares (cost $27,438,063) ............................     31,040,403
      Strong VIF - Strong Discovery Fund II (StDisc2)
         656,556 shares (cost $8,140,634) ...............................      8,351,399
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         226,407 shares (cost $2,171,645) ...............................      1,987,856
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         288,886 shares (cost $3,540,727) ...............................      3,547,526
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         260,082 shares (cost $1,743,623) ...............................      1,851,783
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         448,922 shares (cost $4,172,279) ...............................      4,130,087
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         475,308 shares (cost $7,366,326) ...............................      6,540,232
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         845,293 shares (cost $9,714,262) ...............................      9,289,767
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         93,442 shares (cost $1,035,844) ................................      1,100,743
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         948,154 shares (cost $15,361,244) ..............................     15,179,948
                                                                            ------------
            Total investments ...........................................    891,419,201
   Accounts receivable ..................................................      2,737,278
                                                                            ------------
            Total assets ................................................    894,156,479
ACCOUNTS PAYABLE ........................................................        -
                                                                            ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ........................................   $894,156,479
                                                                            ============




See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                         Total                                      ACVPBal
                                        --------------------------------------               ---------------------
                                        1998             1997             1996               1998             1997
                                        ----             ----             ----               ----             ----
Investment activity:
Reinvested dividends ...........   $  11,649,564        9,547,366        6,387,808           73,602           32,123
Mortality and expense charges
  (note 3) .....................      (6,238,523)      (4,642,993)      (2,983,466)         (38,972)         (27,654)
                                   -------------     ------------     ------------       ----------        ---------

Net investment activity ........       5,411,041        4,904,373        3,404,342           34,630            4,469
                                   -------------     ------------     ------------       ----------        ---------
Proceeds from mutual fund
  shares sold ..................     760,513,313      443,749,426      275,979,207        1,247,480        2,604,070
Cost of mutual funds sold ......    (729,684,314)    (409,583,997)    (266,008,543)      (1,152,261)      (2,212,633)
                                   -------------     ------------     ------------       ----------        ---------
  Realized gain (loss) on
    investments ................      30,828,999       34,165,429        9,970,664           95,219          391,437
Change in unrealized gain (loss)
  on investments ...............      26,818,372       31,280,650       12,175,328           37,264          (79,247)
                                   -------------     ------------     ------------       ----------        ---------

Net gain (loss) on investments .      57,647,371       65,446,079       22,145,992          132,483          312,190
                                   -------------     ------------     ------------       ----------        ---------
Reinvested capital gains .......      43,742,310       19,594,720       10,584,883          456,397          126,772
                                   -------------     ------------     ------------       ----------        ---------
    Net change in contract
      owners' equity resulting
      from operations ..........     106,800,722       89,945,172       36,135,217          623,510          443,431
                                   -------------     ------------     ------------       ----------        ---------
Equity transactions:
Purchase payments received
  from contract owners .........     213,764,519      218,381,791      174,104,282          617,960          560,697
Transfers between funds ........              --               --               --        1,045,491          402,250
Surrenders .....................     (20,881,099)     (11,960,967)      (6,124,049)        (139,847)        (201,818)
Death benefits (note 4) ........      (1,636,729)        (664,672)        (730,700)         (12,665)         (18,479)
Policy loans (net of repayments)
  (note 5) .....................     (15,272,227)      (9,898,715)      (6,468,023)         (97,880)         (62,819)
Deductions for surrender charges
  (note 2d) ....................      (2,374,941)      (1,603,674)        (721,263)         (16,788)         (27,058)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............     (44,274,845)     (34,553,252)     (24,075,896)        (164,907)         (31,708)
Deductions for asset charges
   (note 3) ....................        (556,243)        (227,535)         (20,037)          (3,475)          (1,282)
                                   -------------     ------------     ------------       ----------        ---------
    Net equity transactions ....     128,768,435      159,472,976      135,964,314        1,227,889          619,783
                                   -------------     ------------     ------------       ----------        ---------
Net change in contract
  owners' equity ...............     235,569,157      249,418,148      172,099,531        1,851,399        1,063,214
Contract owners' equity
  beginning of period ..........     658,587,322      409,169,174      237,069,643        3,711,460        2,648,246
                                   -------------     ------------     ------------       ----------        ---------
Contract owners' equity
  end of period ................   $ 894,156,479      658,587,322      409,169,174        5,562,859        3,711,460
                                   =============      ===========      ===========        =========        =========


                                      ACVPBal                       ACVPCapAp
                                   -----------    -----------------------------------------
                                        1996           1998           1997           1996
                                        ----           ----           ----           ----
Investment activity:
Reinvested dividends ...........        37,120             --             --             --
Mortality and expense charges
  (note 3) .....................       (19,284)       (82,384)      (104,781)      (103,669)
                                   -----------    -----------    -----------    -----------
Net investment activity ........        17,836        (82,384)      (104,781)      (103,669)
Proceeds from mutual fund
  shares sold ..................       308,084      5,476,348     32,724,781     29,396,492
Cost of mutual funds sold ......      (253,217)    (6,203,432)   (32,719,977)   (28,812,207)
  Realized gain (loss) on
    investments ................        54,867       (727,084)         4,804        584,285
Change in unrealized gain (loss)
  on investments ...............       104,799        (95,403)      (649,578)    (2,360,038)
                                   -----------    -----------    -----------    -----------
Net gain (loss) on investments .       159,666       (822,487)      (644,774)    (1,775,753)
                                   -----------    -----------    -----------    -----------
Reinvested capital gains .......        48,770        626,545        235,181      1,326,118
                                   -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........       226,272       (278,326)      (514,374)      (553,304)
                                   -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........       293,943      2,567,119      2,396,050      1,943,037
Transfers between funds ........       705,211     (1,460,314)      (731,351)       854,921
Surrenders .....................       (50,854)      (537,440)      (294,647)      (333,226)
Death benefits (note 4) ........          (142)        (1,791)          (279)        (6,887)
Policy loans (net of repayments)
  (note 5) .....................       (33,101)      (208,014)      (317,723)       (76,974)
Deductions for surrender charges
  (note 2d) ....................        (5,989)       (63,643)       (39,505)       (39,246)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............       (15,745)      (533,669)      (354,495)      (285,952)
Deductions for asset charges
   (note 3) ....................          (130)        (7,346)        (4,187)          (587)
                                   -----------    -----------    -----------    -----------
    Net equity transactions ....       893,193       (245,098)       653,863      2,055,086
                                   -----------    -----------    -----------    -----------

Net change in contract
  owners' equity ...............     1,119,465       (523,424)       139,489      1,501,782
Contract owners' equity
  beginning of period ..........     1,528,781     12,118,077     11,978,588     10,476,806
                                   -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ................     2,648,246     11,594,653     12,118,077     11,978,588
                                   ===========    ===========    ===========    ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                   ACVPIncGr                                ACVPInt
                                   ------------------------------------------   --------------------------
                                       1998          1997           1996              1998            1997
                                       ----          ----           ----              ----            ----
Investment activity:
Reinvested dividends ...........    $    7,293              --             --        48,574         39,611
Mortality and expense charges
  (note 3) .....................        (7,590)             --             --      (100,304)       (43,589)
                                    ----------    ------------   ------------   -----------    -----------
Net investment activity ........          (297)             --             --       (51,730)        (3,978)
                                    ----------    ------------   ------------   -----------    -----------
Proceeds from mutual fund
  shares sold ..................       579,403              --             --    26,953,998     12,528,472
Cost of mutual funds sold ......      (585,659)             --             --   (26,717,868)   (11,671,277)
                                     ----------    ------------   ------------   -----------    -----------
  Realized gain (loss) on
    investments ................        (6,256)             --             --       236,130        857,195
Change in unrealized gain (loss)
  on investments ...............       131,508              --             --       538,699       (221,309)
                                    ----------    ------------   ------------   -----------    -----------
Net gain (loss) on investments .       125,252              --             --       774,829        635,886
                                    ----------    ------------   ------------   -----------    -----------
Reinvested capital gains .......            --              --             --       498,647         76,392
                                    ----------    ------------   ------------   -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........       124,955              --             --     1,221,746        708,300
                                    ----------    ------------   ------------   -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........       115,227              --             --     1,075,296        827,281
Transfers between funds ........     1,333,797              --             --     5,394,451      1,897,413
Surrenders .....................        (9,343)             --             --       (91,333)       (37,650)
Death benefits (note 4) ........            (1)             --             --       (11,988)            --
Policy loans (net of repayments)
  (note 5) .....................        (3,122)             --             --       (25,253)      (123,364)
Deductions for surrender charges
  (note 2d) ....................          (970)             --             --        (7,357)        (5,048)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............       (14,226)             --             --      (371,602)      (116,507)
Deductions for asset charges
   (note 3) ....................          (677)             --             --        (8,943)        (2,276)
                                    ----------    ------------   ------------   -----------    -----------
    Net equity transactions ....     1,420,685              --             --     5,953,271      2,439,849
                                    ----------    ------------   ------------   -----------    -----------

Net change in contract
  owners' equity ...............     1,545,640              --             --     7,175,017      3,148,149
Contract owners' equity
  beginning of period ..........            --              --             --     6,586,196      3,438,047
                                    ----------    ------------   ------------   -----------    -----------
Contract owners' equity
  end of period ................    $1,545,640              --             --    13,761,213      6,586,196
                                    ==========    ============   ============   ===========    ===========


                                         ACVPInt                ACVPValue
                                      -----------   --------------------------------------
                                          1996          1998          1997          1996
                                          ----          ----          ----          ----
Investment activity:

Reinvested dividends ...............       27,668        14,238         1,245            --
Mortality and expense charges
  (note 3) .........................      (20,991)      (19,998)       (7,498)          (42)
                                       ----------    ----------    ----------    ----------
Net investment activity ............        6,677        (5,760)       (6,253)          (42)
                                       ----------    ----------    ----------     ---------
Proceeds from mutual fund
  shares sold ......................    2,744,824     3,978,821     2,118,031            --
Cost of mutual funds sold ..........   (2,625,412)   (4,072,379)   (1,966,550)           --
                                       ----------    ----------    ----------     ---------
  Realized gain (loss) on
    investments ....................      119,412       (93,558)      151,481            --
Change in unrealized gain (loss)
  on investments ...................      131,744         7,367        28,166           (54)
                                       ----------    ----------    ----------    ----------
Net gain (loss) on investments .....      251,156       (86,191)      179,647           (54)
                                       ----------    ----------    ----------    ----------
Reinvested capital gains ...........        9,222       169,984         2,540            --
                                       ----------    ----------    ----------    ----------
    Net change in contract
      owners' equity resulting
      from operations ..............      267,055        78,033       175,934           (96)
                                       ----------    ----------    ----------    ----------
Equity transactions:
Purchase payments received
  from contract owners .............      440,016       402,104       111,600            64
Transfers between funds ............    1,731,900       705,143     1,429,037         9,189
Surrenders .........................      (30,514)      (64,948)       (4,196)          (19)
Death benefits (note 4) ............           --            (2)           --            --
Policy loans (net of repayments)
  (note 5) .........................      (14,420)      (39,222)       (2,706)           --
Deductions for surrender charges
  (note 2d) ........................       (3,594)       (5,005)         (563)           (2)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ................      (60,957)      (76,187)       (2,525)           (7)
Deductions for asset charges
   (note 3) ........................         (168)       (1,783)         (593)           --
                                       ----------    ----------    ----------    ----------
    Net equity transactions ........    2,062,263       920,100     1,530,054         9,225
                                       ----------    ----------    ----------    ----------

Net change in contract
  owners' equity ...................    2,329,318       998,133     1,705,988         9,129
Contract owners' equity
  beginning of period ..............    1,108,729     1,715,117         9,129            --
                                       ----------    ----------    ----------    ----------
Contract owners' equity
  end of period ....................    3,438,047     2,713,250     1,715,117         9,129
                                       ==========    ==========    ==========    ==========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                  DrySRGro                                      DryStkix
                                   -----------------------------------------    ----------------------------------------
                                        1998           1997           1996           1998           1997           1996
                                        ----           ----           ----           ----           ----           ----
Investment activity:
Reinvested dividends ...........  $     18,491         24,764          6,374        840,788        488,743        212,732
Mortality and expense charges
  (note 3) .....................       (76,955)       (44,201)       (18,622)      (508,329)      (258,618)       (93,077)
                                  ------------    -----------    -----------    -----------    -----------    -----------
Net investment activity ........       (58,464)       (19,437)       (12,248)       332,459        230,125        119,655
                                  ------------    -----------    -----------    -----------    -----------    -----------
Proceeds from mutual fund
  shares sold ..................    30,530,607      6,036,906      3,195,875     34,044,658     12,995,115      4,656,338
Cost of mutual funds sold ......   (29,068,944)    (5,411,329)    (2,863,782)   (26,882,152)   (10,012,154)    (3,763,242)
                                  ------------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ................     1,461,663        625,577        332,093      7,162,506      2,982,961        893,096
Change in unrealized gain (loss)
  on investments ...............       619,023        301,151       (119,764)     6,892,116      2,734,985        553,288
                                  ------------    -----------    -----------    -----------    -----------    -----------
Net gain (loss) on investments .     2,080,686        926,728        212,329     14,054,622      5,717,946      1,446,384
                                  ------------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains .......       429,304        192,785        114,244        156,109      1,196,951        240,306
                                  ------------    -----------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........     2,451,526      1,100,076        314,325     14,543,190      7,145,022      1,806,345
                                  ------------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........     2,646,682      1,226,366        387,401      8,792,308      6,007,824      2,423,394
Transfers between funds ........     1,547,337      2,303,963      1,261,823     15,454,943     16,661,441      7,060,289
Surrenders .....................      (808,738)      (145,994)       (23,790)      (489,388)      (380,643)      (115,515)
Death benefits (note 4) ........        (3,645)        (6,412)          (126)      (395,851)       (33,328)        (2,844)
Policy loans (net of repayments)
  (note 5) .....................      (431,011)      (107,480)       (35,903)      (500,204)      (210,457)      (108,558)
Deductions for surrender charges
  (note 2d) ....................      (101,807)       (19,574)        (2,802)       (44,357)       (51,035)       (13,605)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............      (448,348)       (82,935)       (34,935)    (2,263,707)      (618,664)      (240,014)
Deductions for asset charges
   (note 3) ....................        (6,861)        (2,493)          (144)       (45,324)       (15,198)          (758)
                                  ------------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ....     2,393,609      3,165,441      1,551,524     20,508,420     21,359,940      9,002,389
                                  ------------    -----------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity ...............     4,845,135      4,265,517      1,865,849     35,051,610     28,504,962     10,808,734
Contract owners' equity
  beginning of period ..........     7,215,240      2,949,723      1,083,874     43,989,896     15,484,934      4,676,200
                                  ------------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ................  $ 12,060,375      7,215,240      2,949,723     79,041,506     43,989,896     15,484,934
                                  ============      =========      =========     ==========     ==========     ==========


                                                  DryCapAp
                                  ------------------------------------
                                        1998            1997      1996
                                        ----            ----      ----
Investment activity:
Reinvested dividends ...........       24,846          4,780       --
Mortality and expense charges
  (note 3) .....................      (27,124)        (1,877)      --
                                  -----------    -----------    -----
Net investment activity ........       (2,278)         2,903       --
                                  -----------    -----------    -----
Proceeds from mutual fund
  shares sold ..................   20,319,146      3,153,711       --
Cost of mutual funds sold ......  (19,666,415)    (3,172,025)      --
                                  -----------    -----------    -----
  Realized gain (loss) on
    investments ................      652,731        (18,314)      --
Change in unrealized gain (loss)
  on investments ...............      173,020         (3,579)      --
                                  -----------    -----------    -----
Net gain (loss) on investments .      825,751        (21,893)      --
                                  -----------    -----------    -----
Reinvested capital gains .......        1,151            400       --
                                  -----------    -----------    -----
    Net change in contract
      owners' equity resulting
      from operations ..........      824,624        (18,590)      --
                                  -----------    -----------    -----
Equity transactions:
Purchase payments received
  from contract owners .........      502,552         26,933       --
Transfers between funds ........    3,058,005        425,397       --
Surrenders .....................      (44,456)        (1,058)      --
Death benefits (note 4) ........           (4)            --       --
Policy loans (net of repayments)
  (note 5) .....................      (18,317)           (33)      --
Deductions for surrender charges
  (note 2d) ....................       (5,020)          (142)      --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............      (77,478)          (762)      --
Deductions for asset charges
   (note 3) ....................       (2,418)          (149)      --
                                  -----------    -----------    -----
    Net equity transactions ....    3,412,864        450,186       --
                                  -----------    -----------    -----

Net change in contract
  owners' equity ...............    4,237,488        431,596       --
Contract owners' equity
  beginning of period ..........      431,596             --       --
                                  -----------    -----------    -----
Contract owners' equity
  end of period ................    4,669,084        431,596       --
                                    =========        =======    =====

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                        DryGrinc                                       FidVIPEI
                                   -------------------------------------------    -------------------------------------------
                                        1998             1997           1996            1998             1997           1996
                                        ----             ----           ----            ----             ----           ----
Investment activity:
Reinvested dividends ...........    $    17,968           8,082              --        997,915         783,723          46,329
Mortality and expense charges
  (note 3) .....................        (15,042)         (5,230)             --       (614,949)       (498,094)       (338,519)
                                    -----------    ------------    ------------   ------------    ------------    ------------
Net investment activity ........          2,926           2,852              --        382,966         285,629        (292,190)
                                    -----------    ------------    ------------   ------------    ------------    ------------
Proceeds from mutual fund
  shares sold ..................      2,469,056       2,254,831              --      6,996,930       6,293,311       6,728,246
Cost of mutual funds sold ......     (2,437,658)     (2,197,145)             --     (4,750,633)     (4,356,281)     (5,352,183)
                                    -----------    ------------    ------------   ------------    ------------    ------------
  Realized gain (loss) on
    investments ................         31,398          57,686              --      2,246,297       1,937,030       1,376,063
Change in unrealized gain (loss)
  on investments ...............        115,375         (78,166)             --      1,497,328       7,168,421       2,155,544
                                    -----------    ------------    ------------   ------------    ------------    ------------
Net gain (loss) on investments .        146,773         (20,480)             --      3,743,625       9,105,451       3,531,607
                                    -----------    ------------    ------------   ------------    ------------    ------------
Reinvested capital gains .......         29,897          70,270              --      3,551,403       3,940,387       1,328,108
                                    -----------    ------------    ------------   ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ..........        179,596          52,642              --      7,677,994      13,331,467       4,567,525
                                    -----------    ------------    ------------   ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners .........      1,960,370         186,196              --     10,207,531      11,073,470       8,100,500
Transfers between funds ........        533,213         972,727              --      2,383,113       7,046,924       8,008,996
Surrenders .....................       (701,730)         (2,948)             --       (904,020)     (1,110,322)       (532,338)
Death benefits (note 4) ........             (2)             --              --        (80,375)        (73,247)       (146,188)
Policy loans (net of repayments)
  (note 5) .....................       (801,908)         (3,749)             --       (597,978)       (781,383)       (504,548)
Deductions for surrender charges
  (note 2d) ....................        (90,325)           (395)             --        (83,892)       (148,867)        (62,696)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............        (66,760)         (1,204)             --     (4,711,838)     (4,404,162)     (3,117,070)
Deductions for asset charges
   (note 3) ....................         (1,341)           (416)             --        (54,830)        (24,090)         (2,195)
                                    -----------    ------------    ------------   ------------    ------------    ------------
    Net equity transactions ....        831,517       1,150,211              --      6,157,711      11,578,323      11,744,461
                                    -----------    ------------    ------------   ------------    ------------    ------------

Net change in contract
  owners' equity ...............      1,011,113       1,202,853              --     13,835,705      24,909,790      16,311,986
Contract owners' equity
  beginning of period ..........      1,202,853              --              --     69,728,573      44,818,783      28,506,797
                                    -----------    ------------    ------------   ------------    ------------    ------------
Contract owners' equity
  end of period ................    $ 2,213,966       1,202,853              --     83,564,278      69,728,573      44,818,783
                                    ===========    ============    ============    ===========      ==========     ===========

                                                   FidVIPGr
                                ---------------------------------------------
                                       1998             1997            1996
                                       ----             ----            ----
Investment activity:
Reinvested dividends ...........      398,089         370,457          95,668
Mortality and expense charges
  (note 3) .....................     (759,610)       (560,322)       (401,774)
                                 ------------    ------------    ------------
Net investment activity ........     (361,521)       (189,865)       (306,106)
                                 ------------    ------------    ------------
Proceeds from mutual fund
  shares sold ..................   85,473,779      46,683,280      40,156,823
Cost of mutual funds sold ......  (75,903,979)    (40,913,295)    (40,192,712)
                                 ------------    ------------    ------------
  Realized gain (loss) on
    investments ................    9,569,800       5,769,985         (35,889)
Change in unrealized gain (loss)
  on investments ...............   10,952,975       5,352,235       2,985,844
                                 ------------    ------------    ------------
Net gain (loss) on investments .   20,522,775      11,122,220       2,949,955
                                 ------------    ------------    ------------
Reinvested capital gains .......   10,413,177       1,658,235       2,415,616
                                 ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ..........   30,574,431      12,590,590       5,059,465
                                 ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners .........   11,800,595      12,214,633       9,003,984
Transfers between funds ........    6,611,922       1,631,518      10,555,655
Surrenders .....................   (1,541,170)     (1,311,193)       (794,363)
Death benefits (note 4) ........      (54,733)        (86,298)       (141,589)
Policy loans (net of repayments)
  (note 5) .....................     (593,726)       (970,109)       (722,540)
Deductions for surrender charges
  (note 2d) ....................     (161,482)       (175,799)        (93,557)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............   (4,387,847)     (2,800,521)     (2,100,258)
Deductions for asset charges
   (note 3) ....................      (67,729)        (25,899)         (2,639)
                                 ------------    ------------    ------------
    Net equity transactions ....   11,605,830       8,476,332      15,704,693
                                 ------------    ------------    ------------

Net change in contract
  owners' equity ...............   42,180,261      21,066,922      20,764,158
Contract owners' equity
  beginning of period ..........   74,962,498      53,895,576      33,131,418
                                 ------------    ------------    ------------
Contract owners' equity
  end of period ................  117,142,759      74,962,498      53,895,576
                                  ===========      ==========    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1998, 1997 and 1996

                                                          FidVIPHI                               FidVIPOv
                                                ---------------------------     ----------------------------------------
                                                     1998             1997          1996            1998           1997
                                                     ----             ----          ----            ----           ----
Investment activity:
Reinvested dividends .........................  $  1,930,736      1,246,428        778,006        372,727        285,975
Mortality and expense charges
  (note 3) ...................................      (211,621)      (183,573)      (124,686)      (167,806)      (153,477)
                                                ------------    -----------    -----------    -----------    -----------
Net investment activity ......................     1,719,115      1,062,855        653,320        204,921        132,498
                                                ------------    -----------    -----------    -----------    -----------
Proceeds from mutual fund
  shares sold ................................    16,168,581     10,300,446      8,573,109     23,614,905     13,404,627
Cost of mutual funds sold ....................  $(16,734,695)    (9,520,272)    (8,171,739)   (22,518,443)   (11,354,404)
                                                ------------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ..............................      (566,114)       780,174        401,370      1,096,462      2,050,223
Change in unrealized gain (loss)
  on investments .............................    (3,958,695)     1,203,652        323,859          2,343     (1,243,832)
                                                ------------    -----------    -----------    -----------    -----------
Net gain (loss) on investments ...............    (4,524,809)     1,983,826        725,229      1,098,805        806,391
                                                ------------    -----------    -----------    -----------    -----------
Reinvested capital gains .....................     1,226,822        154,053        152,219      1,098,564      1,135,234
                                                ------------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ........................    (1,578,872)     3,200,734      1,530,768      2,402,290      2,074,123
                                                ------------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .......................     5,333,328      6,155,268      3,975,355      3,170,855      3,466,918
Transfers between funds ......................     1,830,834      2,316,320      3,971,432       (323,986)      (393,971)
Surrenders ...................................      (481,342)      (255,542)      (197,286)      (367,369)      (496,949)
Death benefits (note 4) ......................        (9,509)       (22,399)       (47,017)       (33,198)       (56,932)
Policy loans (net of repayments)
  (note 5) ...................................      (379,699)      (282,232)      (141,523)      (393,533)      (309,770)
Deductions for surrender charges
  (note 2d) ..................................       (54,547)       (34,262)       (23,236)       (41,687)       (66,629)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..........................    (2,449,174)    (2,961,119)    (1,967,104)    (1,268,155)    (1,319,172)
Deductions for asset charges
   (note 3) ..................................       (18,869)        (8,693)          (835)       (14,962)        (6,596)
                                                ------------    -----------    -----------    -----------    -----------
    Net equity transactions ..................     3,771,022      4,907,341      5,569,786        727,965        816,899
                                                ------------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .............................     2,192,150      8,108,075      7,100,554      3,130,255      2,891,022
Contract owners' equity
  beginning of period ........................    25,162,314     17,054,239      9,953,685     19,093,154     16,202,132
                                                ------------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ..............................  $ 27,354,464     25,162,314     17,054,239     22,223,409     19,093,154
                                                ============    ===========    ===========    ===========    ===========





                                     FidVIPOv                   FidVIPAM
                                   -----------    -----------------------------------------
                                        1996           1998           1997           1996
                                        ----           ----           ----           ----
Investment activity:
Reinvested dividends ...........       145,650        894,977        787,310        678,218
Mortality and expense charges
  (note 3) .....................      (127,996)      (239,207)      (219,940)      (188,497)
                                   -----------    -----------    -----------    -----------
Net investment activity ........        17,654        655,770        567,370        489,721
                                   -----------    -----------    -----------    -----------
Proceeds from mutual fund
  shares sold ..................     5,292,727      3,554,904      2,514,749      2,233,648
Cost of mutual funds sold ......    (4,778,968)    (2,948,897)    (2,201,452)    (2,187,742)
                                   -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ................       513,759        606,007        313,297         45,906
Change in unrealized gain (loss)
  on investments ...............       921,192         28,492      1,651,903      1,506,448
                                   -----------    -----------    -----------    -----------
Net gain (loss) on investments .     1,434,951        634,499      1,965,200      1,552,354
                                   -----------    -----------    -----------    -----------
Reinvested capital gains .......       160,215      2,684,931      1,974,948        559,232
                                   -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ..........     1,612,820      3,975,200      4,507,518      2,601,307
                                   -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners .........     3,165,767      2,483,246      2,672,468      2,754,552
Transfers between funds ........     1,580,583        115,769        284,292       (571,349)
Surrenders .....................      (251,317)    (1,327,378)      (659,510)      (268,409)
Death benefits (note 4) ........        (4,564)       (17,947)       (43,658)       (13,007)
Policy loans (net of repayments)
  (note 5) .....................      (278,183)      (195,419)      (323,969)      (349,545)
Deductions for surrender charges
  (note 2d) ....................       (29,599)      (149,118)       (88,424)       (31,612)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ............    (1,115,155)      (874,287)      (389,701)      (319,982)
Deductions for asset charges
   (note 3) ....................          (793)       (21,328)        (9,765)        (1,093)
                                   -----------    -----------    -----------    -----------
    Net equity transactions ....     3,066,739         13,538      1,441,733      1,199,555
                                   -----------    -----------    -----------    -----------

Net change in contract
  owners' equity ...............     4,679,559      3,988,738      5,949,251      3,800,862
Contract owners' equity
  beginning of period ..........    11,522,573     28,264,549     22,315,298     18,514,436
                                   -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ................    16,202,132     32,253,287     28,264,549     22,315,298
                                   ===========    ===========    ===========    ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                            FidVIPCon                                      FidVIPGrOp
                                      ------------------------------------------------    ---------------------------------------
                                             1998             1997            1996              1998             1997      1996
                                      ------------     ------------     ------------     ------------     ------------     -------
Investment activity:
Reinvested dividends .............    $    208,958          131,312             --             20,203             --          --
Mortality and expense charges
  (note 3) .......................        (316,241)        (184,659)         (75,488)         (35,749)          (4,822)       --
                                      ------------     ------------     ------------     ------------     ------------     -------
  Net investment activity ........        (107,283)         (53,347)         (75,488)         (15,546)          (4,822)       --
                                      ------------     ------------     ------------     ------------     ------------     -------

Proceeds from mutual fund
  shares sold ....................       5,270,262        2,972,056        1,863,525        6,596,939        1,418,908        --
Cost of mutual funds sold ........      (3,518,595)      (2,266,444)      (1,717,849)      (6,370,749)      (1,383,237)       --
                                      ------------     ------------     ------------     ------------     ------------     -------
  Realized gain (loss) on
    investments ..................       1,751,667          705,612          145,676          226,190           35,671        --
Change in unrealized gain (loss)
  on investments .................       6,821,820        3,432,249        1,232,338          577,416           28,661        --
                                      ------------     ------------     ------------     ------------     ------------     -------
  Net gain (loss) on investments .       8,573,487        4,137,861        1,378,014          803,606           64,332        --
                                      ------------     ------------     ------------     ------------     ------------     -------
Reinvested capital gains .........       1,537,336          347,039           28,665           70,230             --          --
                                      ------------     ------------     ------------     ------------     ------------     -------
    Net change in contract
      owners' equity resulting
      from operations ............      10,003,540        4,431,553        1,331,191          858,290           59,510        --
                                      ------------     ------------     ------------     ------------     ------------     -------
Equity transactions:
Purchase payments received
  from contract owners ...........       7,814,633        4,330,090        2,045,437        3,299,608           43,645        --
Transfers between funds ..........       7,442,220        7,341,211        7,865,892        3,732,648        1,013,974        --
Surrenders .......................      (1,418,496)        (274,806)         (71,750)      (1,598,688)          (2,852)       --
Death benefits (note 4) ..........        (122,001)         (39,015)          (2,305)          (9,225)            --          --
Policy loans (net of repayments)
(note 5) .........................      (1,095,851)        (292,640)         (45,090)      (1,157,827)          (2,231)       --
Deductions for surrender charges
  (note 2d) ......................        (175,050)         (36,845)          (8,450)        (205,666)            (382)       --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (1,378,370)        (300,404)        (148,335)        (136,692)          (2,262)       --
Deductions for asset charges
(note 3) .........................         (28,197)          (9,953)            (669)          (3,187)            (383)       --
                                      ------------     ------------     ------------     ------------     ------------     -------
    Net equity transactions ......      11,038,888       10,717,638        9,634,730        3,920,971        1,049,509        --
                                      ------------     ------------     ------------     ------------     ------------     -------

Net change in contract
  owners' equity .................      21,042,428       15,149,191       10,965,921        4,779,261        1,109,019        --
Contract owners' equity
  beginning of period ............      28,807,807       13,658,616        2,692,695        1,109,019             --          --
                                      ------------     ------------     ------------     ------------     ------------     -------
Contract owners' equity
  end of period ..................    $ 49,850,235       28,807,807       13,658,616        5,888,280        1,109,019        --
                                      ============     ============     ============     ============     ============     =======


                                                               MSEmMkt
                                        -----------------------------------------------
                                              1998             1997             1996
                                        ------------     ------------     ------------
Investment activity:
Reinvested dividends .............            37,885           11,378             --
Mortality and expense charges
  (note 3) .......................            (2,400)          (1,095)            --
                                        ------------     ------------     ------------
  Net investment activity ........            35,485           10,283             --
                                        ------------     ------------     ------------

Proceeds from mutual fund
  shares sold ....................         2,208,004        1,348,011             --
Cost of mutual funds sold ........        (2,302,818)      (1,367,276)            --
                                        ------------     ------------     ------------
  Realized gain (loss) on
    investments ..................           (94,814)         (19,265)            --
Change in unrealized gain (loss)
  on investments .................           (33,784)           2,383             --
                                        ------------     ------------     ------------
  Net gain (loss) on investments .          (128,598)         (16,882)            --
                                        ------------     ------------     ------------
Reinvested capital gains .........              --              4,938             --
                                        ------------     ------------     ------------
    Net change in contract
      owners' equity resulting
      from operations ............           (93,113)          (1,661)            --
                                        ------------     ------------     ------------
Equity transactions:
Purchase payments received
  from contract owners ...........           398,199           10,188             --
Transfers between funds ..........           133,381          247,359             --
Surrenders .......................          (214,691)            (617)            --
Death benefits (note 4) ..........                (9)            --               --
Policy loans (net of repayments)
(note 5) .........................           (92,787)          (2,742)            --
Deductions for surrender charges
  (note 2d) ......................           (27,689)             (83)            --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............           (14,797)            (471)            --
Deductions for asset charges
(note 3) .........................              (214)             (87)            --
                                        ------------     ------------     ------------
    Net equity transactions ......           181,393          253,547             --
                                        ------------     ------------     ------------

Net change in contract
  owners' equity .................            88,280          251,886             --
Contract owners' equity
  beginning of period ............           251,886             --               --
                                        ------------     ------------     ------------
Contract owners' equity
  end of period ..................           340,166          251,886             --
                                        ============     ============     ============

                                                                     (continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                            NSATCapAp                                      NSATGvtBd
                                        ------------------------------------------   --------------------------------------------
                                              1998           1997            1996           1998            1997            1996
Investment activity:
Reinvested dividends ................   $    246,198        157,773         73,189         635,908         492,781         350,275
Mortality and expense charges
  (note 3) ..........................       (258,178)      (130,365)       (51,198)       (111,282)        (68,282)        (55,348)
                                        ------------   ------------   ------------    ------------    ------------    ------------
  Net investment activity ...........        (11,980)        27,408         21,991         524,626         424,499         294,927
                                        ------------   ------------   ------------    ------------    ------------    ------------

Proceeds from mutual fund
  shares sold .......................     41,145,976     22,800,149      4,082,806      43,945,372      10,818,170       1,915,031
Cost of mutual funds sold ...........    (37,562,739)   (19,539,881)    (3,277,635)    (43,540,184)    (10,417,945)     (1,819,552)
                                        ------------   ------------   ------------    ------------    ------------    ------------
  Realized gain (loss) on
    investments .....................      3,583,237      3,260,268        805,171         405,188         400,225          95,479
Change in unrealized gain (loss)
  on investments ....................      2,897,785         41,944         (2,277)       (159,490)       (140,391)       (232,150)
                                        ------------   ------------   ------------    ------------    ------------    ------------
  Net gain (loss) on investments ....      6,481,022      3,302,212        802,894         245,698         259,834        (136,671)
                                        ------------   ------------   ------------    ------------    ------------    ------------
Reinvested capital gains ............      1,139,693        463,551        234,567          67,018            --              --
                                        ------------   ------------   ------------    ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ...............      7,608,735      3,793,171      1,059,452         837,342         684,333         158,256
                                        ------------   ------------   ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ..............      4,921,929      2,643,340        912,101       1,866,413       1,870,588       1,418,942
Transfers between funds .............      9,212,515      8,096,052      3,597,889       3,757,206       1,527,412         960,557
Surrenders ..........................       (339,981)      (225,077)       (86,470)       (140,551)       (132,876)        (70,278)
Death benefits (note 4) .............        (12,217)        (5,534)        (4,969)        (50,211)         (6,196)           (173)
Policy loans (net of repayments)
(note 5) ............................       (247,383)      (353,707)       (21,622)       (220,482)       (245,452)       (210,723)
Deductions for surrender charges
  (note 2d) .........................        (30,979)       (30,177)       (10,184)        (15,200)        (17,815)         (8,277)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) .................     (1,558,711)      (385,883)       (80,008)       (989,812)     (1,333,897)       (876,800)
Deductions for asset charges (note 3)        (23,020)        (7,515)          (403)         (9,922)         (3,117)           (327)
                                        ------------   ------------   ------------    ------------    ------------    ------------
    Net equity transactions .........     11,922,153      9,731,499      4,306,334       4,197,441       1,658,647       1,212,921
                                        ------------   ------------   ------------    ------------    ------------    ------------

Net change in contract
  owners' equity ....................     19,530,888     13,524,670      5,365,786       5,034,783       2,342,980       1,371,177
Contract owners' equity
  beginning of period ...............     21,752,456      8,227,786      2,862,000       9,022,990       6,680,010       5,308,833
                                        ------------   ------------   ------------    ------------    ------------    ------------
Contract owners' equity
  end of period .....................   $ 41,283,344     21,752,456      8,227,786      14,057,773       9,022,990       6,680,010
                                        ============   ============   ============    ============    ============    ============



                                                            NSATMyMkt
                                          --------------------------------------------
                                               1998             1997            1996
Investment activity:
Reinvested dividends ................        2,517,296       2,001,810       1,504,594
Mortality and expense charges
  (note 3) ..........................         (414,977)       (359,665)       (292,093)
                                          ------------    ------------    ------------
  Net investment activity ...........        2,102,319       1,642,145       1,212,501
                                          ------------    ------------    ------------

Proceeds from mutual fund
  shares sold .......................      213,040,345     122,915,553      94,947,088
Cost of mutual funds sold ...........     (213,040,345)   (122,915,553)    (94,947,088)
                                          ------------    ------------    ------------
  Realized gain (loss) on
    investments .....................             --              --              --
Change in unrealized gain (loss)
  on investments ....................             --              --              --
                                          ------------    ------------    ------------
  Net gain (loss) on investments ....             --              --              --
                                          ------------    ------------    ------------
Reinvested capital gains ............             --              --              --
                                          ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ...............        2,102,319       1,642,145       1,212,501
                                          ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ..............       87,844,599     117,478,803     109,975,355
Transfers between funds .............      (81,357,019)   (103,571,498)    (89,998,126)
Surrenders ..........................       (1,151,432)     (2,413,548)     (1,011,391)
Death benefits (note 4) .............           (5,841)        (37,820)        (89,256)
Policy loans (net of repayments)
(note 5) ............................         (233,125)     (1,758,491)     (2,054,004)
Deductions for surrender charges
  (note 2d) .........................         (117,086)       (323,598)       (119,117)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) .................       (3,968,229)     (4,837,509)     (4,633,914)
Deductions for asset charges (note 3)          (37,000)        (15,353)         (1,874)
                                          ------------    ------------    ------------
    Net equity transactions .........          974,867       4,520,986      12,067,673
                                          ------------    ------------    ------------

Net change in contract
  owners' equity ....................        3,077,186       6,163,131      13,280,174
Contract owners' equity
  beginning of period ...............       44,437,799      38,274,668      24,994,494
                                          ------------    ------------    ------------
Contract owners' equity
  end of period .....................       47,514,985      44,437,799      38,274,668
                                          ============    ============    ============

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                    NSATSmCapV                               NSATSmCo
                                     ----------------------------------   -----------------------------------------

                                          1998         1997     1996           1998            1997          1996
                                     -----------   ----------  --------   -----------    -----------    -----------
Investment activity:
Reinvested dividends .............   $      --           --        --            --             --           13,336
Mortality and expense charges
  (note 3) .......................        (3,508)        --        --        (115,584)      (251,559)      (205,531)
                                     -----------   ----------  --------   -----------    -----------    -----------
  Net investment activity ........        (3,508)        --        --        (115,584)      (251,559)      (192,195)
                                     -----------   ----------  --------   -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     1,549,129         --        --      12,262,712     16,417,304      5,132,176
Cost of mutual funds sold ........    (1,489,413)        --        --     (13,098,101)   (14,437,205)    (4,970,227)
                                     -----------   ----------  --------   -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................        59,716         --        --        (835,389)     1,980,099        161,949
Change in unrealized gain (loss)
  on investments .................        31,642         --        --       1,062,670       (943,075)       154,021
                                     -----------   ----------  --------   -----------    -----------    -----------
  Net gain (loss) on investments .        91,358         --        --         227,281      1,037,024        315,970
                                     -----------   ----------  --------   -----------    -----------    -----------
Reinvested capital gains .........          --           --        --            --          371,914         32,269
                                     -----------   ----------  --------   -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............        87,850         --        --         111,697      1,157,379        156,044
                                     -----------   ----------  --------   -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       495,836         --        --       2,534,601      2,031,832        885,089
Transfers between funds ..........       742,114         --        --       2,008,259      5,027,832      4,719,727
Surrenders .......................      (342,834)        --        --        (175,480)      (161,763)      (120,346)
Death benefits (note 4) ..........            (1)        --        --         (24,329)       (40,234)          --
Policy loans (net of repayments)
 (note 5) ........................       (92,219)        --        --        (112,094)      (171,323)       (16,070)
Deductions for surrender charges
  (note 2d) ......................       (44,169)        --        --         (19,078)       (21,689)       (14,174)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............        (5,642)        --        --        (497,764)       (47,754)       (45,634)
Deductions for asset charges
   (note 3) ......................          (313)        --        --         (10,306)        (4,726)        (2,163)
                                     -----------   ----------  --------   -----------    -----------    -----------
    Net equity transactions ......       752,772         --        --       3,703,809      6,612,175      5,406,429
                                     -----------   ----------  --------   -----------    -----------    -----------
Net change in contract
  owners' equity .................       840,622         --        --       3,815,506      7,769,554      5,562,473
Contract owners' equity
  beginning of period ............          --           --        --      13,679,771      5,910,217        347,744
                                     -----------   ----------  --------   -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $   840,622         --        --      17,495,277     13,679,771      5,910,217
                                     ===========   ==========  ========   ===========    ===========    ===========


                                                       NSATTotRe
                                       -----------------------------------------

                                            1998           1997          1996
                                       -----------    -----------    -----------
Investment activity:
Reinvested dividends .............         923,892        906,286        619,079
Mortality and expense charges
  (note 3) .......................        (673,496)      (342,466)      (121,638)
                                       -----------    -----------    -----------
  Net investment activity ........         250,396        563,820        497,441
                                       -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      17,758,523      7,806,204      3,735,825
Cost of mutual funds sold ........     (10,907,631)    (5,268,505)    (2,818,736)
                                       -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       6,850,892      2,537,699        917,089
Change in unrealized gain (loss)
  on investments .................       2,647,189      8,597,412      2,952,680
                                       -----------    -----------    -----------
  Net gain (loss) on investments .       9,498,081     11,135,111      3,869,769
                                       -----------    -----------    -----------
Reinvested capital gains .........       3,859,922      2,381,668      1,608,453
                                       -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............      13,608,399     14,080,599      5,975,663
                                       -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........      18,994,728     21,089,542     12,792,421
Transfers between funds ..........       6,079,393     12,507,830     10,467,352
Surrenders .......................      (1,330,528)      (993,966)      (370,512)
Death benefits (note 4) ..........        (120,757)       (73,080)      (155,928)
Policy loans (net of repayments)
 (note 5) ........................        (809,785)    (1,397,247)      (479,238)
Deductions for surrender charges
  (note 2d) ......................        (122,860)      (133,267)       (43,637)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............     (11,763,303)   (12,793,173)    (8,037,584)
Deductions for asset charges
   (note 3) ......................         (60,051)       (25,787)          (202)
                                       -----------    -----------    -----------
    Net equity transactions ......      10,866,837     18,180,852     14,172,672
                                       -----------    -----------    -----------

Net change in contract
  owners' equity .................      24,475,236     32,261,451     20,148,335
Contract owners' equity
  beginning of period ............      74,640,126     42,378,675     22,230,340
                                       -----------    -----------    -----------
Contract owners' equity
  end of period ..................      99,115,362     74,640,126     42,378,675
                                       ===========    ===========    ===========

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
   STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                       NBAMTGro                                     NBAMTGuard
                                     --------------------------------------------    -------------------------------------
                                         1998             1997              1996           1998        1997         1996
                                     ------------    ------------    ------------    ------------    --------    --------
Investment activity:
Reinvested dividends .............   $       --              --             3,554            --          --          --
Mortality and expense charges
  (note 3) .......................       (153,887)       (131,622)       (100,683)         (4,780)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
  Net investment activity ........       (153,887)       (131,622)        (97,129)         (4,780)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------

Proceeds from mutual fund
  shares sold ....................     28,296,554      11,391,328       9,167,114       1,186,919        --          --
Cost of mutual funds sold ........    (30,054,251)    (10,218,717)     (8,250,417)     (1,243,303)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
  Realized gain (loss) on
    investments ..................     (1,757,697)      1,172,611         916,697         (56,384)       --          --
Change in unrealized gain (loss)
  on investments .................        273,491       1,144,227        (851,158)         53,662        --          --
                                     ------------    ------------    ------------    ------------    --------    --------
  Net gain (loss) on investments .     (1,484,206)      2,316,838          65,539          (2,722)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
Reinvested capital gains .........      4,778,935       1,172,597         831,750            --          --          --
                                     ------------    ------------    ------------    ------------    --------    --------
    Net change in contract
      owners' equity resulting
      from operations ............      3,140,842       3,357,813         800,160          (7,502)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
Equity transactions:
Purchase payments received
  from contract owners ...........      3,124,257       2,009,831       1,703,348         149,649        --          --
Transfers between funds ..........      3,739,437         498,211       1,821,036         831,617        --          --
Surrenders .......................     (1,015,843)       (419,539)       (351,632)        (64,538)       --          --
Death benefits (note 4)...........        (13,565)         (7,880)        (88,967)             (1)       --          --
Policy loans (net of repayments)
(note 5) .........................     (1,132,396)       (305,567)        (67,474)        (25,325)       --          --
Deductions for surrender charges
  (note 2d) ......................       (120,721)        (56,250)        (41,414)         (8,207)       --          --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (741,732)       (249,631)       (134,631)        (17,066)       --          --
Deductions for asset charges
(note 3) .........................        (13,721)         (6,062)           (623)           (426)       --          --
                                     ------------    ------------    ------------    ------------    --------    --------
    Net equity transactions ......      3,825,716       1,463,113       2,839,643         865,703        --          --
                                     ------------    ------------    ------------    ------------    --------    --------

Net change in contract
  owners' equity .................      6,966,558       4,820,926       3,639,803         858,201        --          --
Contract owners' equity
  beginning of period ............     17,545,164      12,724,238       9,084,435            --          --          --
                                     ------------    ------------    ------------    ------------    --------    --------
Contract owners' equity
  end of period ..................   $ 24,511,722      17,545,164      12,724,238         858,201        --          --
                                     ============    ============    ============    ============    ========    ========


                                                      NBAMTLMat
                                     ----------------------------------------------
                                           1998              1997            1996
                                     ------------      ------------    ------------
Investment activity:
Reinvested dividends .............        365,591           166,562         269,872
Mortality and expense charges
  (note 3) .......................        (42,729)          (37,669)        (27,176)
                                     ------------      ------------    ------------
  Net investment activity ........        322,862           128,893         242,696
                                     ------------      ------------    ------------

Proceeds from mutual fund
  shares sold ....................      3,525,682         1,060,839       1,636,406
Cost of mutual funds sold ........     (3,557,763)       (1,087,427)     (1,665,764)
                                     ------------      ------------    ------------
  Realized gain (loss) on
    investments ..................        (32,081)          (26,588)        (29,358)
Change in unrealized gain (loss)
  on investments .................        (88,989)           99,993        (133,639)
                                     ------------      ------------    ------------
  Net gain (loss) on investments .       (121,070)           73,405        (162,997)
                                     ------------      ------------    ------------
Reinvested capital gains .........           --                --              --
                                     ------------      ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ............        201,792           202,298          79,699
                                     ------------      ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ...........      1,227,568           568,335         346,310
Transfers between funds ..........     (1,104,263)        2,560,467        (538,197)
Surrenders .......................       (340,366)          (49,744)       (119,696)
Death benefits (note 4)...........       (168,478)           (6,820)           --
Policy loans (net of repayments)
(note 5) .........................       (490,348)          (50,416)        (37,533)
Deductions for surrender charges
  (note 2d) ......................        (43,208)           (6,669)        (14,097)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (151,014)          (95,419)        (59,859)
Deductions for asset charges
(note 3) .........................         (3,810)           (2,035)           (136)
                                     ------------      ------------    ------------
    Net equity transactions ......     (1,073,919)        2,917,699        (423,208)
                                     ------------      ------------    ------------

Net change in contract
  owners' equity .................       (872,127)        3,119,997        (343,509)
Contract owners' equity
  beginning of period ............      5,891,455         2,771,458       3,114,967
                                     ------------      ------------    ------------
Contract owners' equity
  end of period ..................      5,019,328         5,891,455       2,771,458
                                     ============      ============    ============

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                         NBAMTPart                                       OppBdFd
                                     -------------------------------------------     --------------------------------------------
                                          1998             1997             1996           1998             1997           1996
                                     ------------    ------------    ------------    ------------    ------------    ------------
Investment activity:
Reinvested dividends .............   $    123,869          38,636          10,660         177,251         444,589         303,136
Mortality and expense charges
  (note 3) .......................       (254,428)       (171,233)        (62,373)        (91,564)        (64,328)        (46,310)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net investment activity ........       (130,559)       (132,597)        (51,713)         85,687         380,261         256,826
                                     ------------    ------------    ------------    ------------    ------------    ------------

Proceeds from mutual fund
  shares sold ....................     16,262,946      14,044,895       3,866,535      25,959,216       6,493,858         965,110
Cost of mutual funds sold ........    (15,129,583)    (11,426,520)     (3,344,085)    (25,616,936)     (6,309,717)       (925,841)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on
    investments ..................      1,133,363       2,618,375         522,450         342,280         184,141          39,269
Change in unrealized gain (loss)
  on investments .................     (3,917,798)      1,495,768         897,631          13,809           7,331        (111,019)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments .     (2,784,435)      4,114,143       1,420,081         356,089         191,472         (71,750)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Reinvested capital gains .........      3,901,869         594,994         133,254         160,413          20,983           2,481
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ............        986,875       4,576,540       1,501,622         602,189         592,716         187,557
                                     ------------    ------------    ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ...........      5,722,483       3,058,953       1,291,043       1,446,313       1,185,778         736,203
Transfers between funds ..........      2,646,725      11,362,270       5,427,919       2,081,829       1,429,093       1,298,812
Surrenders .......................       (676,703)       (291,383)       (115,788)       (168,318)       (151,014)       (117,770)
Death benefits (note 4) ..........        (11,051)           --              (550)        (24,489)         (6,177)           --
Policy loans (net of repayments)
(note 5) .........................     (1,178,884)       (215,128)       (140,654)        (23,153)        (97,629)       (148,996)
Deductions for surrender charges
  (note 2d) ......................        (78,170)        (39,067)        (13,637)        (19,765)        (20,247)        (13,870)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............     (1,174,585)       (364,291)       (159,092)       (348,809)        (74,240)        (34,156)
Deductions for asset charges
   (note 3) ......................        (22,686)         (9,925)           (522)         (8,164)         (3,049)           (292)
                                     ------------    ------------    ------------    ------------    ------------    ------------
     Net equity transactions .....      5,227,129      13,501,429       6,288,719       2,935,444       2,262,515       1,719,931
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net change in contract
  owners' equity .................      6,214,004      18,077,969       7,790,341       3,537,633       2,855,231       1,907,488
Contract owners' equity
  beginning of period ............     28,728,327      10,650,358       2,860,017       8,824,474       5,969,243       4,061,755
                                     ------------    ------------    ------------    ------------    ------------    ------------
Contract owners' equity
  end of period ..................   $ 34,942,331      28,728,327      10,650,358      12,362,107       8,824,474       5,969,243
                                     ============    ============    ============    ============    ============    ============


                                                          OppGlSec
                                       --------------------------------------------
                                             1998            1997           1996
                                       ------------    ------------    ------------
Investment activity:
Reinvested dividends .............          389,267         139,580            --
Mortality and expense charges
  (note 3) .......................         (147,592)       (115,087)        (73,271)
                                       ------------    ------------    ------------
  Net investment activity ........          241,675          24,493         (73,271)
                                       ------------    ------------    ------------

Proceeds from mutual fund
  shares sold ....................        4,690,056       2,123,253       1,410,941
Cost of mutual funds sold ........       (3,335,880)     (1,585,760)     (1,363,666)
                                       ------------    ------------    ------------
  Realized gain (loss) on
    investments ..................        1,354,176         537,493          47,275
Change in unrealized gain (loss)
  on investments .................         (702,629)      1,880,371       1,197,144
                                       ------------    ------------    ------------
  Net gain (loss) on investments .          651,547       2,417,864       1,244,419
                                       ------------    ------------    ------------
Reinvested capital gains .........        1,465,275            --              --
                                       ------------    ------------    ------------
    Net change in contract
      owners' equity resulting
      from operations ............        2,358,497       2,442,357       1,171,148
                                       ------------    ------------    ------------
Equity transactions:
Purchase payments received
  from contract owners ...........        2,591,457       2,244,408       1,618,641
Transfers between funds ..........        1,052,407       2,806,084       1,527,191
Surrenders .......................         (390,303)       (332,828)       (109,366)
Death benefits (note 4) ..........          (12,688)         (1,951)         (4,893)
Policy loans (net of repayments)
(note 5) .........................         (265,465)       (260,746)       (101,645)
Deductions for surrender charges
  (note 2d) ......................          (46,476)        (44,624)        (12,881)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............         (696,092)       (209,063)       (129,866)
Deductions for asset charges
   (note 3) ......................          (13,160)         (5,719)           (486)
                                       ------------    ------------    ------------
     Net equity transactions .....        2,219,680       4,195,561       2,786,695
                                       ------------    ------------    ------------
Net change in contract
  owners' equity .................        4,578,177       6,637,918       3,957,843
Contract owners' equity
  beginning of period ............       16,552,365       9,914,447       5,956,604
                                       ------------    ------------    ------------
Contract owners' equity
  end of period ..................       21,130,542      16,552,365       9,914,447
                                       ============    ============    ============

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                         OppGro                                OppMult
                                     -------------------------------------   ------------------------------------------
                                           1998           1997       1996         1998           1997           1996
                                     -----------    -----------    -------   -----------    -----------    -----------
Investment activity:
Reinvested dividends .............   $     9,433           --         --         116,421        401,123        325,992
Mortality and expense charges
  (note 3) .......................       (26,246)        (2,691)      --        (104,971)       (88,369)       (60,231)
                                     -----------    -----------    -------   -----------    -----------    -----------
  Net investment activity ........       (16,813)        (2,691)      --          11,450        312,754        265,761
                                     -----------    -----------    -------   -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     5,173,603        346,058       --       1,906,489      1,256,650        669,520
Cost of mutual funds sold ........    (4,835,421)      (340,426)      --      (1,502,365)    (1,026,967)      (587,875)
                                     -----------    -----------    -------   -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       338,182          5,632       --         404,124        229,683         81,645
Change in unrealized gain (loss)
  on investments .................       109,336          3,346       --        (366,305)       697,954        393,561
                                     -----------    -----------    -------   -----------    -----------    -----------
  Net gain (loss) on investments .       447,518          8,978       --          37,819        927,637        475,206
                                     -----------    -----------    -------   -----------    -----------    -----------
Reinvested capital gains .........       113,813           --         --         675,242        329,608        125,621
                                     -----------    -----------    -------   -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............       544,518          6,287       --         724,511      1,569,999        866,588
                                     -----------    -----------    -------   -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........     1,452,830         32,403       --       3,243,119      1,361,025        882,926
Transfers between funds ..........     4,492,087        586,430       --         706,703      1,935,508      1,713,791
Surrenders .......................      (576,151)        (2,135)      --      (1,061,880)      (189,727)      (334,495)
Death benefits (note 4) ..........            (5)          --         --        (182,084)       (18,581)        (5,755)
Policy loans (net of repayments)
(note 5) .........................      (312,911)        (3,203)      --      (1,005,743)      (138,576)      (127,191)
Deductions for surrender charges
  (note 2d) ......................       (73,520)          (286)      --        (126,681)       (25,438)       (39,395)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (116,339)          (433)      --        (435,809)      (102,354)       (67,708)
Deductions for asset charges
     (note 3) ....................        (2,340)          (214)      --          (9,359)        (4,269)          (390)
                                     -----------    -----------    -------   -----------    -----------    -----------
  Net equity transactions ........     4,863,651        612,562       --       1,128,266      2,817,588      2,021,783
                                     -----------    -----------    -------   -----------    -----------    -----------
Net change in contract
  owners' equity .................     5,408,169        618,849       --       1,852,777      4,387,587      2,888,371
Contract owners' equity
  beginning of period ............       618,849           --         --      12,354,982      7,967,395      5,079,024
                                     -----------    -----------    -------   -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $ 6,027,018        618,849       --      14,207,759     12,354,982      7,967,395
                                     ===========    ===========    =======   ===========    ===========    ===========


                                                        StOpp2
                                      -----------------------------------------
                                           1998            1997          1996
                                      -----------    -----------    -----------
Investment activity:
Reinvested dividends .............         71,635         79,875        104,072
Mortality and expense charges
  (note 3) .......................       (220,760)      (185,205)      (132,256)
                                      -----------    -----------    -----------
  Net investment activity ........       (149,125)      (105,330)       (28,184)
                                      -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      3,215,306      3,417,734      2,078,877
Cost of mutual funds sold ........     (2,191,788)    (2,305,866)    (1,767,607)
                                      -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................      1,023,518      1,111,868        311,270
Change in unrealized gain (loss)
  on investments .................     (1,078,872)     1,866,652      1,442,512
                                      -----------    -----------    -----------
  Net gain (loss) on investments .        (55,354)     2,978,520      1,753,782
                                      -----------    -----------    -----------
Reinvested capital gains .........      3,488,003      1,736,733        467,556
                                      -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............      3,283,524      4,609,923      2,193,154
                                      -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........      5,452,015      3,291,881      2,757,995
Transfers between funds ..........        470,365      1,720,221      1,427,887
Surrenders .......................     (1,037,130)      (584,361)      (225,124)
Death benefits (note 4) ..........       (143,979)       (46,618)        (8,328)
Policy loans (net of repayments)
(note 5) .........................     (1,307,454)      (446,793)      (266,027)
Deductions for surrender charges
  (note 2d) ......................       (121,009)       (78,349)       (26,514)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (946,709)      (237,366)      (127,661)
Deductions for asset charges
     (note 3) ....................        (19,684)        (8,777)          (842)
                                      -----------    -----------    -----------
  Net equity transactions ........      2,346,415      3,609,838      3,531,386
                                      -----------    -----------    -----------
Net change in contract
  owners' equity .................      5,629,939      8,219,761      5,724,540
Contract owners' equity
  beginning of period ............     25,405,845     17,186,084     11,461,544
                                      -----------    -----------    -----------
Contract owners' equity
  end of period ..................     31,035,784     25,405,845     17,186,084
                                      ===========    ===========    ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                     StDisc2                                        StlntStk2
                                     ------------------------------------------   ----------------------------------------
                                         1998             1997           1996         1998             1997           1996
                                     -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
Reinvested dividends .............   $      --             --          523,958         22,725         35,008          5,657
Mortality and expense charges
  (note 3) .......................       (58,150)       (62,162)       (56,198)       (15,028)       (16,592)        (8,901)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity ........       (58,150)       (62,162)       467,760          7,697         18,416         (3,244)
                                     -----------    -----------    -----------    -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     4,234,899      6,947,379      1,458,502      4,328,033      1,180,714      1,503,391
Cost of mutual funds sold ........    (3,682,201)    (7,014,226)    (1,298,009)    (4,573,810)    (1,254,173)    (1,466,992)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       552,698        (66,847)       160,493       (245,777)       (73,459)        36,399
Change in unrealized gain (loss)
  on investments .................      (128,321)       897,855     (1,253,670)       138,162       (320,243)        (2,354)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments .       424,377        831,008     (1,093,177)      (107,615)      (393,702)        34,045
                                     -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains .........       120,028           --          645,525           --           54,007           --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............       486,255        768,846         20,108        (99,918)      (321,279)        30,801
                                     -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       686,440      1,157,860      1,076,505      1,319,108        396,577        134,707
Transfers between funds ..........       154,482       (800,200)       485,660       (186,236)       159,418      1,618,370
Surrenders .......................      (128,257)      (159,830)      (123,465)      (444,664)       (39,345)       (21,946)
Death benefits (note 4) ..........       (23,649)       (17,470)        (5,438)        (5,993)          --             --
Policy loans (net of repayments)
(note 5) .........................      (104,497)       (79,472)       (84,412)      (462,567)       (28,189)       (23,320)
Deductions for surrender charges
  (note 2d) ......................       (15,109)       (21,429)       (14,541)       (56,530)        (5,275)        (2,585)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (244,196)       (50,118)       (27,103)       (61,036)        (4,583)        (4,827)
Deductions for asset charges
   (note 3) ......................        (5,185)        (2,607)          (331)        (1,340)          (686)           (90)
                                     -----------    -----------    -----------    -----------    -----------    -----------
   Net equity transactions .......       320,029         26,734      1,306,875        100,742        477,917      1,700,309
                                     -----------    -----------    -----------    -----------    -----------    -----------
Net change in contract
  owners' equity .................       806,284        795,580      1,326,983            824        156,638      1,731,110
Contract owners' equity
  beginning of period ............     7,545,548      6,749,968      5,422,985      1,986,172      1,829,534         98,424
                                     -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $ 8,351,832      7,545,548      6,749,968      1,986,996      1,986,172      1,829,534
                                     ===========    ===========    ===========    ===========    ===========    ===========



                                                          VEWrldBd
                                     ------------------------------------------
                                          1998            1997           1996
                                      -----------    -----------    -----------
Investment activity:
Reinvested dividends .............         24,030         73,945         54,317
Mortality and expense charges
  (note 3) .......................        (26,599)       (20,793)       (19,810)
                                      -----------    -----------    -----------
  Net investment activity ........         (2,569)        53,152         34,507
                                      -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      7,510,962      1,289,613        851,361
Cost of mutual funds sold ........     (7,101,791)    (1,326,687)      (817,166)
                                      -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................        409,171        (37,074)        34,195
Change in unrealized gain (loss)
  on investments .................        (35,624)        23,130        (31,601)
                                      -----------    -----------    -----------
  Net gain (loss) on investments .        373,547        (13,944)         2,594
                                      -----------    -----------    -----------
Reinvested capital gains .........           --             --             --
                                      -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............        370,978         39,208         37,101
                                      -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........        173,889        303,361        291,664
Transfers between funds ..........        663,078         89,247         (8,294)
Surrenders .......................        (47,678)      (109,226)       (58,485)
Death benefits (note 4) ..........        (35,715)          --             --
Policy loans (net of repayments)
(note 5) .........................        (21,466)       (20,191)       (33,856)
Deductions for surrender charges
  (note 2d) ......................         (5,615)       (14,645)        (6,888)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............        (77,084)       (10,312)        (6,755)
Deductions for asset charges
   (note 3) ......................         (2,372)          (874)          (110)
                                      -----------    -----------    -----------
   Net equity transactions .......        647,037        237,360        177,276
                                      -----------    -----------    -----------
Net change in contract
  owners' equity .................      1,018,015        276,568        214,377
Contract owners' equity
  beginning of period ............      2,529,206      2,252,638      2,038,261
                                      -----------    -----------    -----------
Contract owners' equity
  end of period ..................      3,547,221      2,529,206      2,252,638
                                      ===========    ===========    ===========

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                      VEWrldEMkt                                    VEWrldHAs
                                     -----------------------------------------    ----------------------------------------
                                           1998           1997          1996          1998            1997           1996
Investment activity:
Reinvested dividends .............   $    20,182          1,791           --           35,945        118,188         58,970
Mortality and expense charges
  (note 3) .......................       (14,186)       (10,449)           (15)       (38,345)       (54,934)       (45,454)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity ........         5,996         (8,658)           (15)        (2,400)        63,254         13,516
                                     -----------    -----------    -----------    -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................     4,758,410      3,744,118           --       13,571,199     19,348,273     20,434,481
Cost of mutual funds sold ........    (6,579,731)    (3,668,967)          --      (17,132,731)   (18,769,875)   (19,926,482)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................    (1,821,321)        75,151           --       (3,561,532)       578,398        507,999
Change in unrealized gain (loss)
  on investments .................       923,464       (815,392)          --          644,209       (898,401)       173,786
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments .      (897,857)      (740,241)          --       (2,917,323)      (320,003)       681,785
                                     -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains .........        17,939           --             --          882,647        160,126         57,828
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............      (873,922)      (748,899)           (15)    (2,037,076)       (96,623)       753,129
                                     -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       701,612        585,373             27      1,602,107        840,495        555,530
Transfers between funds ..........      (173,962)     2,650,105          3,213     (1,198,538)      (282,076)     1,779,241
Surrenders .......................       (41,678)        (8,373)            (7)      (132,778)      (171,081)       (65,411)
Death benefits (note 4) ..........        (4,922)          --             --           (3,026)           (99)          --
Policy loans (net of repayments)
(note 5) .........................       (80,091)       (71,376)          --         (200,964)      (124,185)      (132,561)
Deductions for surrender charges
  (note 2d) ......................        (5,094)        (1,123)            (1)       (13,168)       (22,938)        (7,704)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (68,777)        (8,419)            (2)      (199,756)      (142,112)       (93,537)
Deductions for asset charges
(note 3) .........................        (1,265)          (829)          --           (3,419)        (2,182)          (309)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ......       325,823      3,145,358          3,230       (149,542)        95,822      2,035,249
                                     -----------    -----------    -----------    -----------    -----------    -----------

Net change in contract
  owners' equity .................      (548,099)     2,396,459          3,215     (2,186,618)          (801)     2,788,378
Contract owners' equity
  beginning of period ............     2,399,674          3,215           --        6,316,203      6,317,004      3,528,626
                                     -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity
  end of period ..................   $ 1,851,575      2,399,674          3,215      4,129,585      6,316,203      6,317,004
                                     ===========    ===========    ===========    ===========    ===========    ===========


                                                       VKMSRESec
                                      ----------------------------------------
                                            1998           1997           1996
Investment activity:
Reinvested dividends .............         12,298        193,749         33,201
Mortality and expense charges
  (note 3) .......................        (52,029)       (47,059)       (16,174)
                                      -----------    -----------    -----------
  Net investment activity ........        (39,731)       146,690         17,027
                                      -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      4,635,925      8,117,619      2,711,361
Cost of mutual funds sold ........     (5,200,298)    (7,257,679)    (2,487,998)
                                      -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................       (564,373)       859,940        223,363
Change in unrealized gain (loss)
  on investments .................       (513,939)      (625,237)       303,132
                                      -----------    -----------    -----------
  Net gain (loss) on investments .     (1,078,312)       234,703        526,495
                                      -----------    -----------    -----------
Reinvested capital gains .........        121,016        641,054         15,620
                                      -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............       (997,027)     1,022,447        559,142
                                      -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........      1,337,143        827,543        110,695
Transfers between funds ..........       (908,402)     2,852,464      2,319,779
Surrenders .......................       (163,286)      (100,507)       (41,251)
Death benefits (note 4) ..........        (22,389)          --             --
Policy loans (net of repayments)
(note 5) .........................        (78,704)       (85,370)       (50,080)
Deductions for surrender charges
  (note 2d) ......................        (19,126)       (13,476)        (4,858)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............       (232,710)       (65,828)        (9,078)
Deductions for asset charges
(note 3) .........................         (4,639)        (2,636)          (156)
                                      -----------    -----------    -----------
    Net equity transactions ......        (92,113)     3,412,190      2,325,051
                                      -----------    -----------    -----------

Net change in contract
  owners' equity .................     (1,089,140)     4,434,637      2,884,193
Contract owners' equity
  beginning of period ............      7,628,431      3,193,794        309,601
                                      -----------    -----------    -----------
Contract owners' equity
  end of period ..................      6,539,291      7,628,431      3,193,794
                                      ===========    ===========    ===========

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1998, 1997 and 1996

                                                        WPIntEq                                    WPPVenCap
                                     ------------------------------------------   --------------------------------------------
                                           1998           1997           1996          1998            1997            1996
                                     -----------    -----------    -----------    -----------    -----------    --------------
Investment activity:
Reinvested dividends .............   $    50,333         79,669        106,181           --               70              --
Mortality and expense charges
  (note 3) .......................       (72,995)       (79,873)       (46,519)        (6,193)        (3,334)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
  Net investment activity ........       (22,662)          (204)        59,662         (6,193)        (3,264)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------

Proceeds from mutual fund
  shares sold ....................     9,538,799      7,769,039      6,857,480      4,879,898      1,898,871              --
Cost of mutual funds sold ........    (9,941,358)    (7,238,368)    (6,604,093)    (4,873,755)    (1,856,944)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
  Realized gain (loss) on
    investments ..................      (402,559)       530,671        253,387          6,143         41,927              --
Change in unrealized gain (loss)
  on investments .................       929,287     (1,377,503)        (5,493)        66,492         (1,622)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
  Net gain (loss) on investments .       526,728       (846,832)       247,894         72,635         40,305              --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Reinvested capital gains .........          --          551,360         47,244           --             --                --
                                     -----------    -----------    -----------    -----------    -----------    --------------
    Net change in contract
      owners' equity resulting
      from operations ............       504,066       (295,676)       354,800         66,442         37,041              --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Equity transactions:
Purchase payments received
  from contract owners ...........     1,111,024      1,506,986      1,046,656        105,973         70,984              --
Transfers between funds ..........    (1,578,624)       674,324      5,515,236        180,265        668,066              --
Surrenders .......................      (168,491)      (113,178)       (47,964)        (1,367)        (2,034)             --
Death benefits (note 4) ..........        (7,848)       (16,165)        (1,774)            (1)          --                --
Policy loans (net of repayments)
(note 5) .........................      (259,475)       (84,201)       (65,730)         4,787         (5,947)             --
Deductions for surrender charges
  (note 2d) ......................       (18,111)       (15,174)        (5,649)            (7)          (273)             --
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............      (265,303)       (65,212)       (91,320)       (21,553)          (897)             --
Deductions for asset charges
   (note 3) ......................        (6,508)        (3,447)          (411)          (552)          (265)             --
                                     -----------    -----------    -----------    -----------    -----------    --------------
    Net equity transactions ......    (1,193,336)     1,883,933      6,349,044        267,545        729,634              --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Net change in contract
  owners' equity .................      (689,270)     1,588,257      6,703,844        333,987        766,675              --
Contract owners' equity
  beginning of period ............     9,978,378      8,390,121      1,686,277        766,675           --                --
                                     -----------    -----------    -----------    -----------    -----------    --------------
Contract owners' equity
  end of period ..................   $ 9,289,108      9,978,378      8,390,121      1,100,662        766,675              --
                                     ===========    ===========    ===========    ===========    ===========    ==============



                                                           WPSmCoGr
                                       ------------------------------------------
                                            1998           1997          1996
                                       -----------    -----------    -----------
Investment activity:
Reinvested dividends .............            --             --             --
Mortality and expense charges
  (note 3) .......................        (106,735)       (99,826)       (49,642)
                                       -----------    -----------    -----------
  Net investment activity ........        (106,735)       (99,826)       (49,642)
                                       -----------    -----------    -----------

Proceeds from mutual fund
  shares sold ....................      11,652,539     13,210,500      7,405,511
Cost of mutual funds sold ........     (11,657,359)   (11,590,838)    (6,950,257)
                                       -----------    -----------    -----------
  Realized gain (loss) on
    investments ..................          (4,820)     1,619,662        455,254
Change in unrealized gain (loss)
  on investments .................        (287,723)        18,436       (150,978)
                                       -----------    -----------    -----------
  Net gain (loss) on investments .        (292,543)     1,638,098        304,276
                                       -----------    -----------    -----------
Reinvested capital gains .........            --             --             --
                                       -----------    -----------    -----------
    Net change in contract
      owners' equity resulting
      from operations ............        (399,278)     1,538,272        254,634
                                       -----------    -----------    -----------
Equity transactions:
Purchase payments received
  from contract owners ...........       2,471,813      2,516,266      1,034,674
Transfers between funds ..........      (1,849,405)     4,654,236      2,826,415
Surrenders .......................        (200,485)      (128,687)       (63,271)
Death benefits (note 4) ..........         (10,544)          --             --
Policy loans (net of repayments)
(note 5) .........................          19,268       (162,099)       (96,502)
Deductions for surrender charges
  (note 2d) ......................         (20,649)       (17,254)        (7,452)
Redemptions to pay cost of
  insurance charges and
  administration charges
  (notes 2b and 2c) ..............        (454,770)       (88,146)       (50,847)
Deductions for asset charges
   (note 3) ......................          (9,517)        (5,401)          (359)
                                       -----------    -----------    -----------
    Net equity transactions ......         (54,289)     6,768,915      3,642,658
                                       -----------    -----------    -----------
Net change in contract
  owners' equity .................        (453,567)     8,307,187      3,897,292
Contract owners' equity
  beginning of period ............      15,632,197      7,325,010      3,427,718
                                       -----------    -----------    -----------
Contract owners' equity
  end of period ..................      15,178,630     15,632,197      7,325,010
                                       ===========    ===========    ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1998, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
               (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Portfolios of the Fidelity Variable Insurance Products Fund
                 (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                 (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                 (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor); Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                  (formerly Oppenheimer VAF - Capital Appreciation Fund)
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong
                 Special Fund II)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
                  (formerly Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                  (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                   Securities Portfolio (VKMSRESec)
                  (formerly Van Kampen American Capital LIT - Real Estate
                    Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds except for Fidelity Advisor High Yield Fund Class T and Oppenheimer VAF - Aggressive Growth Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

        For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990:
                Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                TOTAL           ACVPBal       ACVCapAp         ACVPincGr          ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       19,963                -             1,274                -                -
     Single Premium contracts issued
       on or after April 16, 1990....       1,519,080            10,112           21,146             2,536           34,065
     Multiple Payment and Flexible
       Premium contracts.............       4,699,480            28,860           59,964             5,054           66,239
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $    6,238,523            38,972           82,384             7,590          100,304
                                         ============      ============     ============      ============     ============


                                            ACVPValue          DrySRGro       DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                 -             3,655               102               -
     Single Premium contracts issued
       on or after April 16, 1990....           4,104             9,572          112,048            10,336            2,255
     Multiple Payment and Flexible
       Premium contracts.............          15,894            67,383          392,626            16,686           12,787
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,998            76,955          508,329            27,124           15,042
                                         ============      ============     ============      ============     ============


                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        2,438             2,343              842             1,068              296
     Single Premium contracts issued
       on or after April 16, 1990....         194,440           188,365           49,966            53,993           86,061
     Multiple Payment and Flexible
       Premium contracts.............         418,071           568,902          160,813           112,745          152,850
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      614,949           759,610          211,621           167,806          239,207
                                         ============      ============     ============      ============     ============

                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          128                -                -                654              305
     Single Premium contracts issued
       on or after April 16, 1990....          71,967            10,876              635            43,608           65,744
     Multiple Payment and Flexible
       Premium contracts.............         244,146            24,873            1,765           213,916           45,233
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      316,241            35,749            2,400           258,178          111,282
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt        NSATSmCapV         NSATSmCo         NSATTotRe         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,358                -                -              1,584            1,581
     Single Premium contracts issued
       on or after April 16, 1990....         137,439             3,094           13,672            58,566           43,543
     Multiple Payment and Flexible
       Premium contracts.............         276,180               414          101,912           613,346          108,763
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      414,977             3,508          115,584           673,496          153,887
                                         ============      ============     ============      ============     ============

                                           NBAMTGuard         NBAMTLMat      NBAMTPart          OppBdFd         OppGlSec
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                930               -                 -                -
     Single Premium contracts issued
       on or after April 16, 1990....             553            14,562           50,988            20,073           20,102
     Multiple Payment and Flexible
       Premium contracts.............           4,227            27,237          203,440            71,491          127,490
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,780            42,729          254,428            91,564          147,592
                                         ============      ============     ============      ============     ============

                                               OppGro           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                 -               120                -                -
     Single Premium contracts issued
       on or after April 16, 1990....           4,182            31,490           41,028            13,873            4,013
     Multiple Payment and Flexible
       Premium contracts.............          22,064            73,481          179,612            44,277           11,015
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,246           104,971          220,760            58,150           15,028
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrldHAs         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           39                -               486               575              185
     Single Premium contracts issued
       on or after April 16, 1990....          11,374             1,792           17,613            13,117           13,450
     Multiple Payment and Flexible
       Premium contracts.............          15,186            12,394           20,246            38,337           59,360
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       26,599            14,186           38,345            52,029           72,995
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $           -                 -
     Single Premium contracts issued
       on or after April 16, 1990....           3,460            29,267
     Multiple Payment and Flexible
       Premium contracts.............           2,733            77,468
                                         ------------      ------------
         Total.......................  $        6,193           106,735
                                         ============      ============



(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each product in the accumulation phase.


     Contract owners' equity represented by:                                                             ANNUAL
                                                                    UNITS   UNIT VALUE                  RETURN(b)
                                                                    -----   ----------                  ---------

Single Premium contracts issued prior to April 16, 1990:

   American Century VP - American Century
      VP Capital Appreciation .............................          6,437   $22.339504       $143,799             (3)%

   Dreyfus Stock Index Fund ...............................         14,798    27.871347        412,440             27%

   Dreyfus VIF -
      Capital Appreciation Portfolio ......................            876    13.168334         11,535             29%

   Fidelity VIP - Equity-Income Portfolio .................          6,566    41.890019        275,050             11%

   Fidelity VIP - Growth Portfolio ........................          4,551    58.102055        264,422             38%

   Fidelity VIP - High Income Portfolio ...................          3,510    27.054068         94,960             (5)%

   Fidelity VIP - Overseas Portfolio ......................          4,966    24.255551        120,453             12%

   Fidelity VIP-II - Asset Manager Portfolio ..............          1,193    27.955691         33,351             14%

   Fidelity VIP-II - Contrafund Portfolio .................            684    21.098746         14,432             29%

   Nationwide SAT -
      Capital Appreciation Fund ...........................          2,354    31.356408         73,813             29%

   Nationwide SAT -
      Government Bond Fund ................................          1,481    23.252862         34,437              8%

   Nationwide SAT - Money Market Fund .....................          9,477    16.171326        153,256              4%

   Nationwide SAT - Total Return Fund .....................          4,462    40.062865        178,761             17%

   Neuberger &Berman AMT -
      Growth Portfolio ....................................          4,910    36.321304        178,338             14%

   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio .....................          5,842    17.967444        104,966              3%

   Strong Opportunity Fund II, Inc. .......................            452    29.946506         13,536             12%

   Van Eck WIT - Worldwide Bond Fund ......................            264    16.631673          4,391             12%

   Van Eck WIT -
      Worldwide Hard Assets Fund ..........................          5,479     9.998900         54,784            (32)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ................................          4,103    15.812545         64,879            (12)%

   Warburg Pincus Trust -
      International Equity Portfolio ......................          1,777    11.754581         20,888              4%

Single Premium contracts issued on or
after April 16, 1990:

   American Century VP -
      American Century VP Balanced ........................         43,205    18.685028        807,287             14%

                                                                     (Continued)

American Century VP - American Century
   VP Capital Appreciation ..............      113,249   14.906965    1,688,199           (3)%

American Century VP - American Century
   VP Income & Growth ...................       18,703   10.826437      202,487            8%(a)

American Century VP -
   American Century VP International ....      168,629   16.127264    2,719,524           17%

American Century VP -
   American Century VP Value ............       25,086   13.059452      327,609            3%

The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................       27,695   27.592332      764,170           28%

Dreyfus Stock Index Fund ................      326,895   27.364353    8,945,270           27%

Dreyfus VIF -
   Capital Appreciation Portfolio .......       62,982   13.101026      825,129           29%

Dreyfus VIF -
   Growth and Income Portfolio ..........       14,240   12.644103      180,052           10%

Fidelity VIP - Equity-Income Portfolio ..      456,214   34.025630   15,522,969           10%

Fidelity VIP - Growth Portfolio .........      376,885   39.900577   15,037,929           38%

Fidelity VIP - High Income Portfolio ....      144,326   27.638937    3,989,017           (6)%

Fidelity VIP - Overseas Portfolio .......      248,471   17.348011    4,310,478           11%

Fidelity VIP-II - Asset Manager
  Portfolio .............................      253,412   27.112311    6,870,585           14%

Fidelity VIP-II - Contrafund Portfolio ..      275,660   20.842351    5,745,402           28%

Fidelity VIP-III -
   Growth Opportunities Portfolio .......       64,568   13.447707      868,292           23%

Morgan Stanley -
   Emerging Markets Debt Portfolio ......        7,315    6.935753       50,735          (29)%

Nationwide SAT -
   Capital Appreciation Fund ............      113,664   30.628674    3,481,378           28%

Nationwide SAT -
   Government Bond Fund .................      274,184   19.142839    5,248,660            8%

Nationwide SAT - Money Market Fund ......      814,530   13.470763   10,972,341            4%

Nationwide SAT - Small Cap Value Fund ...       28,961    8.529271      247,016          (15)%(a)

Nationwide SAT - Small Company Fund .....       68,318   15.976308    1,091,469            0%

Nationwide SAT - Total Return Fund ......      136,311   34.300994    4,675,603           17%

Neuberger &Berman AMT -
   Growth Portfolio .....................      136,629   25.442656    3,476,205           14%

Neuberger & Berman AMT -
   Guardian Portfolio ...................        4,760    9.282948       44,187           (7)%(a)

Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......       76,004   15.295923    1,162,551            3%

Neuberger &Berman AMT -
   Partners Portfolio ...................      176,971   23.001381    4,070,577            3%

Oppenheimer VAF - Bond Fund .............       84,868   18.882225    1,602,497            5%

   Oppenheimer VAF -
      Global Securities Fund ............       88,848   18.062180    1,604,789           13%

   Oppenheimer VAF - Growth Fund ........       26,155   12.764150      333,846           22%

   Oppenheimer VAF -
      Multiple Strategies Fund ..........      110,357   22.780548    2,513,993            5%

   Strong Opportunity Fund II, Inc. .....      111,969   29.253391    3,275,473           12%

   Strong VIF - Strong Discovery
     Fund II ............................       58,970   18.780910    1,107,510            6%

   Strong VIF -
      Strong International Stock
        Fund II .........................       35,834    8.939643      320,343           (6)%

   Van Eck WIT - Worldwide Bond Fund ....       56,294   16.129801      908,011           11%

   Van Eck WIT -
      Worldwide Emerging Markets Fund ...       25,018    5.717162      143,032          (35)%

   Van Eck WIT -
      Worldwide Hard Assets Fund ........      128,220   10.966233    1,406,090          (32)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ..............       67,042   15.620311    1,047,217          (13)%

   Warburg Pincus Trust -
      International Equity Portfolio ....       92,476   11.611647    1,073,799            4%

   Warburg Pincus Trust -
      Post Venture Capital Portfolio ....       23,108   11.954408      276,242            5%

   Warburg Pincus Trust -
      Small Company Growth Portfolio ....      152,727   15.298780    2,336,537           (4)%

Multiple Payment contracts and
Flexible Premium contracts:

   American Century VP -
      American Century VP Balanced ......      215,629   19.320541    4,166,069           15%

   American Century VP - American Century
      VP Capital Appreciation ...........      649,478   14.277913    9,273,190           (3)%

   American Century VP - American Century
      VP Income & Growth ................       73,815   10.862660      801,827            9%(a)

   American Century VP -
      American Century VP International .      568,779   16.487231    9,377,591           18%

   American Century VP -
      American Century VP Value .........      140,522   13.192098    1,853,780            4%

   The Dreyfus Socially Responsible
      Growth Fund, Inc. .................      359,871   28.323603   10,192,843           28%

   Dreyfus Stock Index Fund .............    2,166,290   28.091438   60,854,201           27%

   Dreyfus VIF -
      Capital Appreciation Portfolio ....      257,361   13.197284    3,396,466           29%

   Dreyfus VIF -
      Growth and Income Portfolio .......      125,274   12.772496    1,600,062           11%

  Fidelity VIP - Equity-Income Portfolio     1,726,955   35.444796   61,211,568           11%

                                                                     (Continued)

Fidelity VIP - Growth Portfolio .........    2,346,630   40.998916   96,209,286           38%

Fidelity VIP - High Income Portfolio ....      737,225   26.133234   19,266,073           (5)%

Fidelity VIP - Overseas Portfolio .......      871,214   18.969496   16,526,490           12%

Fidelity VIP-II - Asset Manager
  Portfolio .............................      961,754   24.821550   23,872,225           14%

Fidelity VIP-II - Contrafund Portfolio ..    1,826,890   21.209617   38,747,637           29%

Fidelity VIP-III -
   Growth Opportunities Portfolio .......      315,036   13.546531    4,267,645           24%

Morgan Stanley -
   Emerging Markets Debt Portfolio ......       34,905    6.986851      243,876          (29)%

Nationwide SAT -
   Capital Appreciation Fund ............    1,058,148   31.669989   33,511,536           29%

Nationwide SAT -
   Government Bond Fund .................      414,068   18.081576    7,487,002            8%

Nationwide SAT - Money Market Fund ......    1,953,963   13.319323   26,025,464            4%

Nationwide SAT - Small Cap Value Fund ...       50,840    8.557853      435,081           (14)%(a)

Nationwide SAT - Small Company Fund .....      879,309   16.233001   14,273,824            0%

Nationwide SAT - Total Return Fund ......    2,650,483   33.070880   87,653,805           17%

Neuberger &Berman AMT -
   Growth Portfolio .....................      767,489   25.347646   19,454,039           15%

Neuberger & Berman AMT -
   Guardian Portfolio ...................       71,761    9.314041      668,385           (7)%(a)

Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......      195,748   14.860392    2,908,892            4%

Neuberger &Berman AMT -
   Partners Portfolio ...................    1,151,452   23.514569   27,075,898            3%

Oppenheimer VAF - Bond Fund .............      532,098   18.103341    9,632,752            6%

Oppenheimer VAF -
   Global Securities Fund ...............      980,014   18.542353   18,171,766           13%

Oppenheimer VAF - Growth Fund ...........      342,717   12.857977    4,406,647           23%

Oppenheimer VAF -
   Multiple Strategies Fund .............      460,679   22.696024   10,455,582            6%

Strong Opportunity Fund II, Inc. ........      874,006   30.245312   26,434,584           13%

Strong VIF - Strong Discovery Fund II ...      360,468   19.418031    6,999,579            6%

Strong VIF -
   Strong International Stock Fund II ...      149,776    9.083353    1,360,468           (6)%

Van Eck WIT - Worldwide Bond Fund .......      154,980   15.314274    2,373,406           12%

Van Eck WIT -
   Worldwide Emerging Markets Fund ......      253,188    5.775322    1,462,242          (35)%

Van Eck WIT -
   Worldwide Hard Assets Fund ...........      206,325   12.213208    2,519,890          (32)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .................      287,075   15.895654    4,563,245          (12)%

   Warburg Pincus Trust -
      International Equity Portfolio .......      579,078   11.816371    6,842,600            5%

   Warburg Pincus Trust -
      Post Venture Capital Portfolio .......       64,081   12.075838      773,832            6%

   Warburg Pincus Trust -
      Small Company Growth Portfolio .......      731,702   15.568525   11,391,521           (4)%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:

   American Century VP -
      American Century VP Balanced .........       40,224   14.655512      589,503           16%

   American Century VP - American Century
      VP Capital Appreciation ..............       56,709    8.631172      489,465           (2)%

   American Century VP - American Century
      VP Income & Growth ...................       49,568   10.920877      541,326            9%(a)

   American Century VP -
      American Century VP International ....      109,633   15.178805    1,664,098           19%

   American Century VP -
      American Century VP Value ............       39,670   13.407134      531,861            5%

   The Dreyfus Socially Responsible
      Growth Fund, Inc. ....................       59,391   18.577940    1,103,362           29%

   Dreyfus Stock Index Fund ................      451,985   19.535151    8,829,595           28%

   Dreyfus VIF -
      Capital Appreciation Portfolio .......       32,649   13.352746      435,954           30%

   Dreyfus VIF -
      Growth and Income Portfolio ..........       33,423   12.980656      433,852           12%

   Fidelity VIP - Equity-Income Portfolio ..      424,796   15.430209    6,554,691           12%

   Fidelity VIP - Growth Portfolio .........      312,967   17.992701    5,631,122           39%

   Fidelity VIP - High Income Portfolio ....      328,441   12.192188    4,004,414           (4)%

   Fidelity VIP - Overseas Portfolio .......       94,348   13.418281    1,265,988           13%

   Fidelity VIP-II - Asset Manager
     Portfolio  ............................       96,546   15.299714    1,477,126           15%

   Fidelity VIP-II - Contrafund Portfolio ..      294,323   18.152724    5,342,764           30%

   Fidelity VIP-III -
      Growth Opportunities Portfolio .......       54,891   13.706120      752,343           25%

   Morgan Stanley -
      Emerging Markets Debt Portfolio ......        6,444    7.069376       45,555          (28)%

   Nationwide SAT -
      Capital Appreciation Fund ............      207,778   20.293858    4,216,617           30%

   Nationwide SAT -
      Government Bond Fund .................      100,956   12.754801    1,287,674            9%

   Nationwide SAT - Money Market Fund ......      904,630   11.456534   10,363,924            5%



                                                                     (Continued)

Nationwide SAT - Small Cap Value
  Fund ...............................          18,425           8.603810         158,525             (14)%(a)

Nationwide SAT - Small Company Fund ..         170,740          12.475012       2,129,984               1%

Nationwide SAT - Total Return Fund ...         377,762          17.490359       6,607,193              18%

Neuberger &Berman AMT -
   Growth Portfolio ..................          95,390          14.709510       1,403,140              16%

Neuberger & Berman AMT -
   Guardian Portfolio ................          15,552           9.364011         145,629              (6)%(a)

Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ...          72,201          11.674617         842,919               4%

Neuberger &Berman AMT -
   Partners Portfolio ................         241,826          15.696640       3,795,856               4%

Oppenheimer VAF - Bond Fund ..........          90,724          12.420731       1,126,858               7%

Oppenheimer VAF -
   Global Securities Fund ............          89,467          15.133929       1,353,987              14%

Oppenheimer VAF - Growth Fund ........          98,891          13.009524       1,286,525              24%

Oppenheimer VAF -
   Multiple Strategies Fund ..........          90,548          13.674340       1,238,184               7%

Strong Opportunity Fund II, Inc. .....          85,559          15.336685       1,312,191              14%

Strong VIF - Strong Discovery
  Fund II ............................          20,724          11.809640         244,743               7%

Strong VIF -
   Strong International Stock
     Fund II .........................          36,980           8.279751         306,185              (5)%

Van Eck WIT - Worldwide Bond Fund ....          21,531          12.141253         261,413              13%

Van Eck WIT -
   Worldwide Emerging Markets Fund ...          41,962           5.869611         246,301             (34)%

Van Eck WIT -
   Worldwide Hard Assets Fund ........          21,804           6.825397         148,821             (31)%

Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio ..............          58,853          14.679798         863,950             (12)%

Warburg Pincus Trust -
   International Equity Portfolio ....         132,142          10.230064       1,351,821               5%

Warburg Pincus Trust -
   Post Venture Capital Portfolio ....           4,122          12.272697          50,588               7%

Warburg Pincus Trust -
   Small Company Growth Portfolio ....         131,376          11.041376       1,450,572              (3)%
                                               =======          =========       =========              ==

                                                                            $894,156,479
                                                                            =============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.
(b) The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 125 pages.

Representations and Undertakings.

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:

1.   Power of Attorney dated April 1,     Attached hereto.
     1999.


2.   Resolution of the Depositor's        Included with the Registration
     Board of Directors authorizing the   Statement on Form N-8B-2 for the
     establishment of the Registrant,     Nationwide VLI Separate Account-2, and
     adopted                              hereby incorporated herein by
                                          reference.

3.   Distribution Contracts               Included with the Registration
                                          Statement on Form N-8B-2 for the
                                          Nationwide VLI Separate Account-2, and
                                          hereby incorporated herein by
                                          reference.

4.   Form of Security                     Included with Post-Effective Amendment
                                          No. 3 and is hereby incorporated
                                          herein by reference.

5.   Articles of Incorporation of         Included with the Registration
     Depositor                            Statement on Form N-8B-2 for the
                                          Nationwide VLI Separate Account-2, and
                                          hereby incorporated herein by
                                          reference.

6.   Application form of Security         Included with Post-Effective Amendment
                                          No. 3 and is hereby incorporated
                                          herein by reference.

7.   Opinion of Counsel                   Included with Post-Effective Amendment
                                          No. 3 and is hereby incorporated
                                          herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.


                                                        KPMG LLP


Columbus, Ohio
April 29, 1999

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 23rd day of September, 1999.


                                             NATIONWIDE VLI SEPARATE ACCOUNT-2
                                                        (Registrant)
                                             NATIONWIDE LIFE INSURANCE COMPANY
Attest:                                                  (Sponsor)


GLENN W. SODEN                        By:             JOSEPH P. RATH
------------------------                 ---------------------------------------
Glenn W. Soden                                        Joseph P. Rath
Assistant Secretary                          Vice President-Office of Product
                                                   and Market Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 23rd day of September, 1999.


          SIGNATURE                               TITLE
LEWIS J. ALPHIN                                  Director
-----------------------------
Lewis J. Alphin


A. I. BELL                                       Director
-----------------------------
A. I. Bell


KENNETH D. DAVIS                                 Director
-----------------------------
Kenneth D. Davis


KEITH W. ECKEL                                   Director
-----------------------------
Keith W. Eckel


WILLARD J. ENGEL                                 Director
-----------------------------
Willard J. Engel


FRED C. FINNEY                                   Director
-----------------------------
Fred C. Finney


JOSEPH J. GASPER                            President and Chief
-----------------------------          Operating Office and Director
Joseph J. Gasper


DIMON R. McFERSON                   Chairman and Chief Executive Officer
-----------------------------                   and Director
Dimon R. McFerson


DAVID O. MILLER                      Chairman of the Board and Director
-----------------------------
David O. Miller


YVONNE L. MONTGOMERY                             Director
-----------------------------
Yvonne L. Montgomery


ROBERT A. OAKLEY                          Executive Vice President-
-----------------------------              Chief Financial Officer
Robert A. Oakley


RALPH M. PAIGE                                   Director
-----------------------------
Ralph M. Paige


JAMES F. PATTERSON                               Director                   By /s/JOSEPH P. RATH
-----------------------------                                              ----------------------
James F. Patterson                                                             Joseph P. Rath
                                                                              Attorney-in-Fact

ARDEN L. SHISLER                                 Director
-----------------------------
Arden L. Shisler


ROBERT L. STEWART                                Director
-----------------------------
Robert L. Stewart


NANCY C. THOMAS                                  Director
-----------------------------
Nancy C. Thomas